UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Multi-Strategy Total Return Fund	April 30, 2019
TMSRX	Investor Class
TMSSX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

HIGHLIGHTS

■	The Multi-Strategy Total Return Fund returned 2.70% in the six-month period ended April 30, 2019, and outperformed the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index.

■	The fund benefited from strong security selection within the Macro and Absolute Return strategy. The Style Premia component also boosted relative returns, but holdings in the Quantitative Equity Long/Short strategy detracted.

■	The portfolio management team allocates capital across component strategies with an emphasis on balancing risk contributions. The team regularly assesses and rebalances risk allocations among the individual strategies to ensure diversification in response to changing market conditions.

■	We believe that increased volatility is here to stay. The fund employs a strategy that aims to deliver returns that are largely uncorrelated to traditional stock and bond markets and may benefit from sustained periods of elevated volatility.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets performed well in the six months ended April 30, 2019, the first half of your fund’s fiscal year. The gains were broad-based, with nearly all developed and emerging markets recording positive returns. The U.S. dollar was mixed against major currencies during the period, helping insulate U.S. investors from last year’s headwind of falling currency-adjusted returns.

Such an outcome was hardly clear at the start of the period, when many global stock indexes tumbled briefly into bear market territory. In the U.S., investors initially seemed concerned about rising U.S. interest rates, with the Federal Reserve ostensibly on course to keep raising the federal funds rate through 2019. Worries soon shifted to an economic slowdown, as disappointing data accumulated on housing, manufacturing, business investment, and consumer spending.

Signs of weakness in European and Asian economies were even starker. The contraction in the massive Chinese manufacturing sector, often viewed as a barometer of global demand, was especially worrisome in light of the ongoing U.S.-China trade dispute. The export-focused economies of Japan and Germany also struggled as businesses cut back investment in anticipation of new trade barriers.

Political concerns weighed on sentiment as well. In Europe, the new populist Italian government appeared to be headed for a standoff with the European Union (EU) over Italy’s rising fiscal deficit, uncertainty over Brexit continued, and the French government sought to quell its own populist uprising in the form of the “yellow vest” protests. In the U.S., the partial government shutdown was seen as another threat to growth as it wore on.

The turnaround that began around the new year stemmed from improvements on many of these fronts. Most important, perhaps, was a pivot in Fed policy. In early January, Fed Chair Jerome Powell offered assurances that the central bank was prepared to counter any slowdown in the U.S. economy, and policymakers soon signaled that they did not expect any further rate increases in 2019. By April, many investors had even come to expect the Fed’s next move to be a rate cut.

The global economic picture also brightened somewhat. U.S. consumer spending picked up after the government shutdown ended in late January, and the job market remained strong. Signs that the Chinese economy was responding to new government stimulus emerged in April, and rising oil prices suggested healthy global demand.

Europe remained the outlier, with growth continuing to stall in the core economies of France and Germany. In response, the European Central Bank announced that it would keep short-term interest rates near 0% through at least year-end, while also providing a new round of subsidized loans to banks to spur credit growth. Some calming in the region’s political turbulence also helped restore confidence, particularly after the EU granted the UK a prolonged extension to come up with a revised Brexit plan.

Growing hopes for a resolution to the U.S.-China trade dispute further boosted global sentiment. In January, President Donald Trump declared that he was pleased with the progress in the negotiations, and he later canceled a March deadline for reaching a deal. In April, global markets rose after the president declared that an “epic” deal was near, and reports surfaced that an agreement might be signed as early as May.

As of this writing, no trade deal has been inked, and markets have again become volatile as the two sides seem to be hardening their positions once again. I have no special insight into whether an agreement will be reached, but a deepening of the conflict into an all-out trade war would surely be negative for markets.

That said, I am encouraged by much of the feedback I am getting from our managers, analysts, and economists, who continue to see considerable potential in pockets of the global economy. Within Asia, for example, our team in Hong Kong sees opportunities in the Chinese auto and property markets, while our Tokyo team thinks changes in Japan’s corporate governance will continue to benefit investors.

We think our emphasis on collaboration across offices and investment teams helps improve results for all our shareholders, and your fund’s manager is a key part of that process. I am confident that our combined efforts will continue to help you achieve your long-term investment goals.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks strong long-term risk-adjusted returns.

FUND COMMENTARY

How did the fund perform in the past six months?

The Multi-Strategy Total Return Fund returned 2.70% in the six months ended April 30, 2019. The fund outperformed the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index. (Returns for I Class shares reflect a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Following a dramatic sell-off late last year, risk assets enjoyed a strong start to 2019, as global investor sentiment recovered. In this environment, the Multi-Strategy Total Return Fund outpaced its benchmark.

Within the fund, the Macro and Absolute Return strategy drove relative outperformance. Our long position in Wayfair boosted results, as shares rebounded from their late-2018 lows and hit record highs during the period. The online retailer topped expectations after reporting upbeat financial results and impressive sales in its direct retail business. Strong performance by Largan Precision, a Taiwanese manufacturer of high-precision handset camera lenses, also contributed to relative returns. We believe that the firm is dominant in the high-end lens market—giving it considerable pricing power—and is well positioned to benefit from growing demand from dual-camera smartphones and multi-camera augmented reality devices. A long position in Canadian gold miner Kirkland Lake was another top contributor. While the company is relatively small, it has proven to be an excellent developer and operator that can increase reserves and production with reasonable capital expenditures and operating costs. (Please refer to the portfolio of investments for a list of holdings and the amount each represents in the portfolio.)

The Style Premia component also added value, led by a long position in Hang Seng Index futures—the benchmark of the Hong Kong stock market. After taking a hard hit in the global sell-off late last year, these stocks rebounded sharply in the first four months of 2019 and boosted relative returns. The strategy also benefited from a long holding in German 30-year bond futures. Bond yields in many developed markets declined and prices rose after central banks turned more accommodative after a period of tightening monetary policy.

The fund maintains material holdings in various types of derivatives to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. During the reporting period, the fund’s overall exposure to derivatives contributed to performance. Certain interest rate futures, forward currency exchange contracts, and equity index futures were notable contributors.

Conversely, the Quantitative Equity Long/Short portfolio weighed on relative performance due to security selection among value stocks, which trailed high-momentum growth stocks. With their factor-based portfolio construction, quantitative strategies faced a challenging environment in 2018, and these headwinds persisted throughout the first quarter of 2019. We have reduced the fund’s expected allocation to this strategy and reallocated the assets to components focused on fundamental investing.

The Volatility Relative Value component marginally detracted. This portfolio seeks to capture relative value relationships between implied and realized volatility, and its exposure to the volatility spike in interest rates and in equities during the fourth quarter of 2018 hurt relative results.

How is the fund positioned?

The Multi-Strategy Total Return Fund is designed to generate returns that are largely independent of market direction with a low correlation to all major asset classes. The fund sources its returns from multiple distinct investment strategies, and each component is internally managed as an independent strategy by a dedicated T. Rowe Price portfolio management team.

Diversification across the underlying components is a core benefit of the fund. Given their varying mandates (in areas such as risk level, opportunity set, and portfolio characteristics), the fund’s allocations to the strategies depend on a wide range of considerations and can be increased or decreased as our assessment evolves to changes in the market environment.

The fund has two components that rely on a factor-based approach to portfolio construction. These are the Quantitative Equity Long/Short component—which is a market-neutral strategy that invests in diversified small- and mid-cap U.S. equities, driven by quantitative security selection—and the Style Premia strategy—which focuses on return sources that compensate investors for holding country or index-level exposure to factors such as value, carry, and momentum. These strategies select securities from their respective investment universes that meet certain criteria, which, in our view, correlate with attractive long-term performance. However, as outlined in our performance discussion, factor-based strategies faced a challenging market environment in 2018 that has persisted into this year. As a result, we reduced the fund’s allocation to these strategies during the period. We expect to remain underweight to the quantitative equity strategy in the medium term but have begun to add back to our position in the Style Premia component as the environment for risk premia strategies is showing signs of recovery.

Within the fund, we have reallocated these assets to our higher-volatility, fundamental research-driven components in order to preserve the fund’s risk profile, as well as its ability to generate attractive returns. These strategies are the Macro and Absolute Return component—which is a concentrated and flexible “best ideas” portfolio that leverages our global research capabilities to identify both macro and company-specific investment ideas—and the Equity Research Long/Short portfolio—which is a market-neutral, global large-cap strategy, with long and short equity exposure that is focused solely on bottom-up security selection. (Long positions benefit from an increase in price, while short positions benefit from a decrease in price.)

What is portfolio management’s outlook?

The fund aims to generate positive, long-term risk-adjusted returns largely independent of the direction of traditional asset classes, such as stocks and bonds. We do that by dynamically allocating the fund’s assets to a variety of absolute return investment strategies that seek attractive return potential per unit of risk. When we properly anticipate the direction of investment outcomes, higher volatility increases our ability to produce attractive returns.

As market conditions and our capabilities grow and evolve, we continually reevaluate and validate our prior research conclusions. If supported by rigorous modeling and analysis, the fund’s portfolio management team may implement beneficial enhancements to the underlying components to ensure that the fund is best designed to meet its stated objective.

After an extended period of abnormally low volatility that lasted until the beginning of 2018, the recent market environment has signaled a return to volatility as the norm. For nearly 20 years, investors have enjoyed a negative correlation between stocks and bonds, a relationship that served as a natural hedge against volatility for a diversified portfolio. However, stocks and bonds have not always behaved that way. There have been several periods historically with positive correlations, during which stocks and bonds moved in tandem.

We believe that increased volatility is here to stay. Bond returns are pressured as the current low-yield environment offers a weak foundation for significant upside, and persistent uncertainty is creating nervousness in equity markets, leaving investors with few—if any—attractive options in the event of a major market downturn. The fund’s ability to potentially benefit from increased volatility and provide uncorrelated returns is the fundamental reason why we think it deserves a place in a diversified portfolio.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE FUND

The fund has significant flexibility as it seeks to provide attractive risk-adjusted returns that are uncorrelated to moves in the broader equity and fixed income markets through various market environments, as well as to maintain low overall volatility. There is no guarantee that the fund will succeed.

Stocks may fluctuate in value and can decline significantly due to many variables, including general weakness in the stock market or in response to dynamics that affect a particular company, industry, or sector. Bond prices may fall because of rising inflation or interest rates or a decrease in the issuer’s credit rating. Bond prices may also fall in the event of a default, which is a failure of the issuer to make scheduled interest or principal payments. High yield bonds and bank loans have a greater risk of default than investment-grade securities. Investing in non-U.S. securities, especially those issued in emerging market countries, involve additional risks, including the potential to lose money because of weakness of foreign currencies versus the U.S. dollar. Also, the fund may not be able to sell a holding in a timely manner at a desired price because of reduced market liquidity, which could lead to greater price volatility. Exposure to commodities may also subject the fund to significant volatility.

The fund uses derivatives, whose value is derived from an underlying asset, and could experience greater losses than investments in stocks and bonds. The fund’s use of derivatives and short sales may result in financial leverage, which may increase its volatility and the potential for losses to exceed the fund’s net assets. The fund uses risk models, but actual risks can be materially different from expected risks and could result in greater volatility and lower-than-expected returns. The fund also uses quantitative models to select investments, but securities with desirable quantitative characteristics in the past may not have those same characteristics in the future.

For a thorough discussion of risks, please see the fund’s prospectus.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

UNITED ARAB EMIRATES 0.1%		
Common Stocks 0.1%		
Network International Holdings (GBP)(2)	10,022	68
Total United Arab Emirates (Cost $63)		**68**
UNITED KINGDOM 0.3%		
Common Stocks 0.0%		
Farfetch, Class A (USD)(2)	285	7
		7
Corporate Bonds 0.3%		
Inmarsat Finance, 6.50%, 10/1/24 (USD)(4)	200,000	210
		210
Total United Kingdom (Cost $216)		**217**
UNITED STATES 71.5%		
Convertible Bonds 0.5%		
GCI Liberty, 1.75%, 9/30/46 (4)	250,000	283
		283
Corporate Bonds 8.6%		
Arconic, 6.15%, 8/15/20	200,000	206
Arconic, 5.40%, 4/15/21	200,000	205
Clear Channel Worldwide Holdings, Series B, 6.50%, 11/15/22	450,000	460
CSC Holdings, 10.875%, 10/15/25 (4)	300,000	345
Elanco Animal Health, 3.912%, 8/27/21 (4)	90,000	92
First Data, 5.75%, 1/15/24 (4)	500,000	514
GameStop, 6.75%, 3/15/21 (1)(4)	325,000	325
HCA Healthcare, 6.25%, 2/15/21	750,000	787
Multi-Color, 6.125%, 12/1/22 (4)	200,000	206
NBCUniversal Enterprise, 5.25% (4)(5)	200,000	205
Nielsen Luxembourg, 5.50%, 10/1/21 (4)	400,000	402

NuStar Logistics, 4.80%, 9/1/20	200,000	202
Rent-A-Center, 6.625%, 11/15/20 (1)	200,000	200
Solera, 10.50%, 3/1/24 (4)	300,000	325
Travelport Corporate Finance, 6.00%, 3/15/26 (4)	335,000	360
USA Compression Partners, 6.875%, 9/1/27 (4)	470,000	495
		5,329
Bank Loans 12.0% (6)		
Advanced Disposal Services, FRN, 3M USD LIBOR + 2.25%, 4.901%, 11/10/23	400,000	401
Agiliti Health, FRN, 3M USD LIBOR + 3.00%, 5.563%, 1/4/26 (7)	105,000	105
Altra Industrial Motion, FRN, 3M USD LIBOR + 2.00%, 4.483%, 10/1/25	198,498	198
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.983%, 8/4/25	570,000	581
CEC Entertainment, FRN, 3M USD LIBOR + 3.25%, 5.81%, 2/12/21	400,000	399
Edelman Financial Center, FRN, 3M USD LIBOR + 3.25%, 5.723%, 7/21/25	224,438	225
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%, 9.223%, 7/20/26 (7)	300,000	304
Hexion International Holdings, FRN, 3M USD LIBOR + 2.75%, 5.346%, 10/1/20	300,000	300
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 9.227%, 3/16/26	180,000	179
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%, 4.733%, 3/24/25	305,670	304
Marriott Ownership Resorts, FRN, 3M USD LIBOR + 2.25%, 4.733%, 8/29/25	239,400	240
MedPlast Holdings, FRN, 3M USD LIBOR + 3.75%, 6.351%, 7/2/25	308,450	309
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.49%, 5/29/25	190,022	190
NEP Group, FRN, 3M USD LIBOR + 3.25%, 5.733%, 10/20/25	384,038	385
Oryx Southern Delaware Holdings, FRN, 3M USD LIBOR + 3.25%, 5.865%, 2/28/25	400,000	400
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.50%, 3.844%, 12/31/20 (8)	485,000	486

Press Ganey Holdings, FRN, 3M USD LIBOR + 2.75%, 5.233%, 10/23/23	326,658	326
Sedgwick Claims Management Services, FRN, 3M USD LIBOR + 3.25%, 5.733%, 12/31/25	149,625	149
Tacala Investment, FRN, 3M USD LIBOR + 7.00%, 9.483%, 1/30/26	285,000	285
Trans Union, FRN, 3M USD LIBOR + 2.00%, 4.483%, 6/19/25	416,850	416
Tribune Media, FRN, 3M USD LIBOR + 3.00%, 5.483%, 1/27/24	400,000	400
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.484%, 4/4/25	397,000	398
Worldpay, FRN, 3M USD LIBOR + 1.75%, 3.952%, 1/16/23	394,805	394
		7,374
Common Stocks 1.3%		
Bloom Energy, Class A (1)(2)	932	13
Carvana (1)(2)	1,000	71
Celgene (2)	1,900	180
Collier Creek Holdings (2)	14,339	149
Evo Payments, Class A (1)(2)	255	8
Pagerduty (2)	209	10
Pinterest, Class A (2)	352	11
Pluralsight, Class A (1)(2)	538	19
Sentinel Energy Services (2)	28,029	290
Shockwave Medical (1)(2)	210	9
Silk Road Medical (2)	99	4
Tradeweb Markets, Class A (2)	418	17
Upwork (2)	411	8
		789
Convertible Preferred Stocks 2.2%		
American Electric Power, 6.125%, 3/15/22	2,179	112
Aqua America, 6.00%, 4/30/22	1,560	85
Assurant, Series D, 6.50%, 3/15/21 (1)	2,200	229
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	1,000	60
Danaher, Series A, 4.75%, 4/15/22	270	282
DTE Energy, 6.50%, 10/1/19	7,000	391

(Amounts in 000s, except for contracts)

OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	Value
HSBC Bank	USD Call / MXN Put, 7/25/19 @ 20.42 (MXN) (2)	1	1,500	7
HSBC Bank	USD Call / RUB Put, 7/25/19 @ 69.06 (RUB) (2)	1	1,000	6
Total OTC Options Purchased (Cost $20)				13
Total Options Purchased (Cost $73)				**24**
Total Investments in Securities 97.9% of Net Assets (Cost $60,168)				**$ 60,419**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

(1) All or a portion of this security is on loan at April 30, 2019. See Note 4.

(2) Non-income producing

(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $4,637 and represents 7.5% of net assets.

(5) Perpetual security with no stated maturity date.

(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(7) Level 3 in fair value hierarchy. See Note 2.

(8) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at April 30, 2019, was $121 and was valued at $121 (0.2% of net assets).

(9) Affiliated Companies

(10) SEC 30-day yield

(11) Seven-day yield

1M ADBB	One month AUD bank bill
1M CAD CDOR	One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR	One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR	One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR	One month DKK CIBOR (Copenhagen interbank offered rate)
1M EUR LIBOR	One month EUR EURIBOR (EURO interbank offered rate)
1M GBP LIBOR	One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR	One month HKD HIBOR (Hong Kong interbank offered rate)

(Amounts in $000s)

Swaps (0.1)%

Description	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Gain/(Loss)
Bilateral Swaps (0.1)%				
Credit Default Swaps, Protection Bought (0.0)%				
Sweden (0.0)%				
Goldman Sachs, Protection Bought (Relevant Credit: Stena, 7.00% 2/1/24), Pay 5.00% Quarterly, Receive upon credit default, 6/20/21 (EUR)	100	$ (6)	$ (2)	$ (4)
Total Sweden			(2)	(4)
Total Bilateral Credit Default Swaps, Protection Bought			(2)	(4)
Total Return Swaps (0.1)%				
Australia (0.0)%				
Citibank, Pay Underlying Reference: Australia & New Zealand Banking Group Monthly, Receive Variable 1.24% (1M ADBB + (0.40)%) Monthly, 1/17/20	111	(2)	–	(2)
Citibank, Pay Underlying Reference: Commonwealth Bank of Australia Monthly, Receive Variable 1.24% (1M ADBB + (0.40)%) Monthly, 1/17/20	129	(2)	–	(2)
Citibank, Pay Underlying Reference: Fortescue Metals Group Monthly, Receive Variable 1.24% (1M ADBB + (0.40)%) Monthly, 1/17/20	82	7	–	7
Citibank, Pay Underlying Reference: National Australia Bank Monthly, Receive Variable 1.24% (1M ADBB + (0.40)%) Monthly, 1/17/20	109	(1)	–	(1)
Citibank, Pay Underlying Reference: Westpac Banking Monthly, Receive Variable 1.24% (1M ADBB + (0.40)%) Monthly, 1/17/20	109	(5)	–	(5)
Citibank, Receive Underlying Reference: Northern Star Resources Monthly, Pay Variable 2.04% (1M ADBB + 0.40%) Monthly, 1/17/20	133	(8)	–	(8)

Morgan Stanley, Receive Underlying Reference: KBC Group Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	8	–	–	–
Total Belgium			–	(2)
Bermuda 0.0%				
Citibank, Pay Underlying Reference: Enstar Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Citibank, Pay Underlying Reference: Triton International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Assured Guaranty Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	60	1	–	1
Citibank, Receive Underlying Reference: Athene Holding, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	1	–	1
Citibank, Receive Underlying Reference: Hiscox Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	375	13	–	13
Citibank, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	3	–	3
Goldman Sachs, Pay Underlying Reference: Axis Capital Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	56	–	–	–
Goldman Sachs, Pay Underlying Reference: Enstar Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	46	–	–	–
Goldman Sachs, Pay Underlying Reference: Invesco Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Axis Capital Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	113	–	–	–

Goldman Sachs, Receive Underlying Reference: Essent Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Norwegian Cruise Line Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	1	—	1
JPMorgan Chase, Pay Underlying Reference: Axalta Coating Systems Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	20	—	—	—
JPMorgan Chase, Pay Underlying Reference: Enstar Group Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Triton International Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	12	—	—	—
JPMorgan Chase, Receive Underlying Reference: Athene Holding, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	—	—	—
JPMorgan Chase, Receive Underlying Reference: Essent Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	19	1	—	1
JPMorgan Chase, Receive Underlying Reference: Norwegian Cruise Line Holdings Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	56	(2)	—	(2)
JPMorgan Chase, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	—	—	—
Morgan Stanley, Pay Underlying Reference: Triton International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—

Morgan Stanley, Receive Underlying Reference: Bank of NT Butterfield & Son Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Essent Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	1	–	1
Morgan Stanley, Receive Underlying Reference: Liberty Latin America, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Total Bermuda			–	18
British Virgin Islands 0.0%				
Citibank, Receive Underlying Reference: Capri Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: Capri Holdings Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
Total British Virgin Islands			–	(2)
Canada 0.0%				
Bank of America N.A., Pay Underlying Reference: First Quantum Minerals Monthly, Receive Variable 1.475% (1M CAD CDOR + (0.50)%) Monthly, 1/17/20	141	10	–	10
Citibank, Receive Underlying Reference: Sprott Physical Gold and Silver Trust Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	68	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Cameco Monthly, Receive Variable 1.578% (1M CAD CDOR + (0.40)%) Monthly, 1/17/20	229	10	–	10
Goldman Sachs, Receive Underlying Reference: Bombardier Monthly, Pay Variable 2.375% (1M CAD CDOR + 0.40%) Monthly, 1/17/20	133	(13)	–	(13)

Goldman Sachs, Receive Underlying Reference: Bombardier Monthly, Pay Variable 2.378% (1M CAD CDOR + 0.40%) Monthly, 1/17/20	79	(8)	–	(8)
Goldman Sachs, Receive Underlying Reference: Canada Goose Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	250	28	–	28
Goldman Sachs, Receive Underlying Reference: Sprott Physical Silver Trust Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	119	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Brookfield Asset Management, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	65	–	–	–
Morgan Stanley, Receive Underlying Reference: Franco-Nevada Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	186	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Interfor Monthly, Pay Variable 2.528% (1M CAD CDOR + 0.55%) Monthly, 1/17/20	195	3	–	3
Morgan Stanley, Receive Underlying Reference: Kirkland Lake Gold Monthly, Pay Variable 2.528% (1M CAD CDOR + 0.55%) Monthly, 1/17/20	212	3	–	3
Morgan Stanley, Receive Underlying Reference: Sprott Physical Gold and Silver Trust Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	–	–	–
Morgan Stanley, Receive Underlying Reference: West Fraser Timber Monthly, Pay Variable 2.528% (1M CAD CDOR + 0.55%) Monthly, 1/17/20	235	5	–	5
Total Canada			–	28
Cayman Islands 0.0%				
Bank of America N.A., Receive Underlying Reference: Alibaba Group Holding Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	128	2	–	2

Morgan Stanley, Receive Underlying Reference: Farfetch Monthly, Pay Variable 2.88% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	2	–	2
Total Cayman Islands			–	48
China 0.0%				
Citibank, Receive Underlying Reference: Sinopec Engineering Group, H Shares Monthly, Pay Variable 2.432% (1M HKD HIBOR + 0.40%) Monthly, 1/17/20	721	4	–	4
UBS Securities, Receive Underlying Reference: Midea Group, Class A Monthly, Pay Variable 3.558% (1M CNH HIBOR + 0.75%) Monthly, 1/17/20	1,030	3	–	3
Total China			–	7
Denmark (0.0)%				
Citibank, Pay Underlying Reference: Vestas Wind Systems Monthly, Receive Variable (0.763)% (1M DKK CIBOR + (0.35)%) Monthly, 1/17/20	600	–	–	–
Citibank, Receive Underlying Reference: Genmab Monthly, Pay Variable (0.063)% (1M DKK CIBOR + 0.35%) Monthly, 1/17/20	315	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: AP Moller - Maersk Monthly, Receive Variable (0.813)% (1M DKK CIBOR + (0.40)%) Monthly, 1/17/20	379	–	–	–
Goldman Sachs, Receive Underlying Reference: Genmab Monthly, Pay Variable (0.013)% (1M DKK CIBOR + 0.40%) Monthly, 1/17/20	570	(3)	–	(3)
JPMorgan Chase, Receive Underlying Reference: Ascendis Pharma Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	192	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: Coloplast, Class B Monthly, Receive Variable (0.813)% (1M DKK CIBOR + (0.40)%) Monthly, 1/17/20	1,951	(9)	–	(9)

Morgan Stanley, Pay Underlying Reference: DSV Monthly, Receive Variable (0.813)% (1M DKK CIBOR + (0.40)%) Monthly, 1/17/20	1,922	(18)	–	(18)
Morgan Stanley, Pay Underlying Reference: Vestas Wind Systems Monthly, Receive Variable (0.813)% (1M DKK CIBOR + (0.40)%) Monthly, 1/17/20	755	–	–	–
Morgan Stanley, Receive Underlying Reference: Genmab Monthly, Pay Variable 0.138% (1M DKK CIBOR + 0.55%) Monthly, 1/17/20	148	(1)	–	(1)
UBS Securities, Pay Underlying Reference: AP Moller - Maersk Monthly, Receive Variable (0.813)% (1M DKK CIBOR + (0.40)%) Monthly, 1/17/20	293	–	–	–
UBS Securities, Pay Underlying Reference: Vestas Wind Systems Monthly, Receive Variable (0.813)% (1M DKK CIBOR + (0.40)%) Monthly, 1/17/20	841	(1)	–	(1)
Total Denmark			–	**(38)**
Finland 0.0%				
Citibank, Pay Underlying Reference: Metso Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	103	1	–	1
Citibank, Pay Underlying Reference: Nokian Renkaat Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	90	3	–	3
Morgan Stanley, Pay Underlying Reference: Metso Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	215	1	–	1
Morgan Stanley, Pay Underlying Reference: Nokia, ADR Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	124	8	–	8
Morgan Stanley, Pay Underlying Reference: Nokian Renkaat Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	115	5	–	5
Morgan Stanley, Receive Underlying Reference: Sampo Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	73	1	–	1

Morgan Stanley, Receive Underlying Reference: Wartsila Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	271	(16)	–	(16)
UBS Securities, Receive Underlying Reference: Sampo Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	70	1	–	1
Total Finland			–	4
France (0.0)%				
Citibank, Pay Underlying Reference: Natixis Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	108	(2)	–	(2)
Citibank, Pay Underlying Reference: Valeo Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	340	(26)	–	(26)
Citibank, Receive Underlying Reference: AXA Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	576	8	–	8
Citibank, Receive Underlying Reference: Eutelsat Communications Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	56	2	–	2
Citibank, Receive Underlying Reference: Rexel Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	141	12	–	12
Citibank, Receive Underlying Reference: Sartorius Stedim Biotech Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	34	3	–	3
Goldman Sachs, Receive Underlying Reference: AXA Monthly, Pay Variable 0.033% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	517	8	–	8
Goldman Sachs, Receive Underlying Reference: BioMerieux Monthly, Pay Variable 0.033% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	37	(4)	–	(4)
Goldman Sachs, Receive Underlying Reference: BNP Paribas Monthly, Pay Variable 0.033% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	100	–	–	–

Morgan Stanley, Pay Underlying Reference: Arkema Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	337	10	—	10
Morgan Stanley, Pay Underlying Reference: Cie de Saint-Gobain Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	474	(5)	—	(5)
Morgan Stanley, Pay Underlying Reference: Ingenico Group Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	82	(13)	—	(13)
Morgan Stanley, Pay Underlying Reference: Valeo Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	45	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: AXA Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	129	2	—	2
Morgan Stanley, Receive Underlying Reference: BioMerieux Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	229	(22)	—	(22)
Morgan Stanley, Receive Underlying Reference: EssilorLuxottica Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	85	6	—	6
Morgan Stanley, Receive Underlying Reference: Eutelsat Communications Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	244	8	—	8
Morgan Stanley, Receive Underlying Reference: Sartorius Stedim Biotech Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	22	2	—	2
Morgan Stanley, Receive Underlying Reference: Thales Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	204	(1)	—	(1)
UBS Securities, Pay Underlying Reference: LVMH Moet Hennessy Louis Vuitton Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	148	(5)	—	(5)
UBS Securities, Pay Underlying Reference: Orange Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	246	13	—	13

UBS Securities, Pay Underlying Reference: Valeo Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	84	(6)	–	(6)
UBS Securities, Receive Underlying Reference: JCDecaux Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	52	1	–	1
Total France			–	**(12)**
Germany 0.0%				
Citibank, Pay Underlying Reference: MTU Aero Engines Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	180	(3)	–	(3)
Citibank, Pay Underlying Reference: Vonovia Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	49	–	–	–
Citibank, Receive Underlying Reference: Brenntag Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	188	1	–	1
Citibank, Receive Underlying Reference: Sartorius Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	48	1	–	1
Goldman Sachs, Pay Underlying Reference: Deutsche Boerse Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	73	(4)	–	(4)
Goldman Sachs, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	70	–	–	–
Goldman Sachs, Receive Underlying Reference: Daimler Monthly, Pay Variable 0.033% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	20	1	–	1
Goldman Sachs, Receive Underlying Reference: HUGO BOSS Monthly, Pay Variable 0.033% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	34	1	–	1
Morgan Stanley, Pay Underlying Reference: Bayer Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	157	(1)	–	(1)

Morgan Stanley, Pay Underlying Reference: Deutsche Boerse Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	134	(8)	—	(8)
Morgan Stanley, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	561	1	—	1
Morgan Stanley, Pay Underlying Reference: Hannover Rueck Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	284	(9)	—	(9)
Morgan Stanley, Receive Underlying Reference: Daimler Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	103	4	—	4
Morgan Stanley, Receive Underlying Reference: HeidelbergCement Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	71	1	—	1
Morgan Stanley, Receive Underlying Reference: Sartorius Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	48	1	—	1
Morgan Stanley, Receive Underlying Reference: Volkswagen Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	494	3	—	3
UBS Securities, Pay Underlying Reference: Bayer Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	138	(1)	—	(1)
UBS Securities, Pay Underlying Reference: Hannover Rueck Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	121	(4)	—	(4)
UBS Securities, Pay Underlying Reference: Siemens Healthineers Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	106	1	—	1
UBS Securities, Receive Underlying Reference: Daimler Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	405	15	—	15

UBS Securities, Receive Underlying Reference: Telefonica Deutschland Holding Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	65	2	—	2
UBS Securities, Receive Underlying Reference: Volkswagen Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	115	1	—	1
Total Germany			—	3
Ireland (0.0)%				
Bank of America N.A., Pay Underlying Reference: Pentair Monthly, Receive Variable 2.079% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	107	(5)	—	(5)
Bank of America N.A., Pay Underlying Reference: Pentair Monthly, Receive Variable 2.081% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	(1)	—	(1)
Citibank, Pay Underlying Reference: AIB Group Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	93	2	—	2
Citibank, Receive Underlying Reference: Endo International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Pentair Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	60	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Ingersoll-Rand Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	145	(11)	—	(11)
Morgan Stanley, Pay Underlying Reference: Johnson Controls International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	392	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: Seagate Technology Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	330	7	—	7

Morgan Stanley, Receive Underlying Reference: Adient Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Allergan Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	100	2	–	2
Morgan Stanley, Receive Underlying Reference: Endo International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Receive Underlying Reference: Willis Towers Watson Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	117	2	–	2
UBS Securities, Pay Underlying Reference: CRH Monthly, Receive Variable 0.334% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	116	(2)	–	(2)
Total Ireland			–	(16)
Israel 0.0%				
JPMorgan Chase, Pay Underlying Reference: Stratasys Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Stratasys Monthly, Receive Variable 1.354% (1M USD LIBOR + (1.12)%) Monthly, 1/17/20	8	1	–	1
Total Israel			–	1
Italy 0.0%				
Citibank, Pay Underlying Reference: Eni Monthly, Receive Variable (0.717)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	63	2	–	2
Citibank, Pay Underlying Reference: Eni Monthly, Receive Variable (0.35)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	107	3	–	3
Morgan Stanley, Pay Underlying Reference: doBank Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	89	2	–	2

Morgan Stanley, Pay Underlying Reference: Telecom Italia Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	130	6	—	6
UBS Securities, Pay Underlying Reference: Eni Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	58	2	—	2
UBS Securities, Pay Underlying Reference: Eni Monthly, Receive Variable (0.40)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	84	3	—	3
Total Italy			—	**18**
Japan 0.0%				
Citibank, Pay Underlying Reference: Ajinomoto Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	27,856	(11)	—	(11)
Citibank, Pay Underlying Reference: Calbee Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	18,300	(4)	—	(4)
Citibank, Pay Underlying Reference: East Japan Railway Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	14,448	(2)	—	(2)
Citibank, Pay Underlying Reference: FamilyMart UNY Holdings Monthly, Receive Variable (1.841)% (1M JPY LIBOR + (1.75)%) Monthly, 1/20/20	18,688	(3)	—	(3)
Citibank, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	14,347	1	—	1
Citibank, Pay Underlying Reference: Kakaku.com Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	12,936	2	—	2
Citibank, Pay Underlying Reference: Kao Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	12,643	(2)	—	(2)
Citibank, Pay Underlying Reference: KDDI Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	15,980	(9)	—	(9)

Citibank, Pay Underlying Reference: Mitsubishi Estate Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	3,589	–	–	–
Citibank, Pay Underlying Reference: Nippon Steel Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	4,704	1	–	1
Citibank, Pay Underlying Reference: Sysmex Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	7,040	–	–	–
Citibank, Pay Underlying Reference: Yamato Holdings Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	10,483	14	–	14
Citibank, Receive Underlying Reference: Fast Retailing Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	48,344	28	–	28
Citibank, Receive Underlying Reference: Hoshino Resorts REIT Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	10,840	1	–	1
Citibank, Receive Underlying Reference: JFE Holdings Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	4,919	(1)	–	(1)
Citibank, Receive Underlying Reference: Mitsui Fudosan Logistics Park Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	56,347	18	–	18
Citibank, Receive Underlying Reference: NTT DOCOMO Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	7,605	3	–	3
Citibank, Receive Underlying Reference: Round One Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	4,635	–	–	–
Citibank, Receive Underlying Reference: Seria Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	25,380	(15)	–	(15)
Citibank, Receive Underlying Reference: Shiseido Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	22,010	14	–	14

Citibank, Receive Underlying Reference: Sumitomo Metal Mining Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	6,475	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: CyberAgent Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	4,120	3	—	3
JPMorgan Chase, Receive Underlying Reference: CyberAgent Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	2,060	1	—	1
JPMorgan Chase, Receive Underlying Reference: Hoshino Resorts REIT Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	10,298	1	—	1
JPMorgan Chase, Receive Underlying Reference: Yume No Machi Souzou Iinkai Monthly, Pay Variable 0.309% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	1,622	—	—	—
Morgan Stanley, Pay Underlying Reference: Asahi Group Holdings Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	42,157	6	—	6
Morgan Stanley, Pay Underlying Reference: Daifuku Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	22,304	(7)	—	(7)
Morgan Stanley, Pay Underlying Reference: Eisai Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	19,085	3	—	3
Morgan Stanley, Pay Underlying Reference: FUJIFILM Holdings Monthly, Receive Variable (0.40)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	7,312	1	—	1
Morgan Stanley, Pay Underlying Reference: Hitachi Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	28,143	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	42,106	3	—	3

Morgan Stanley, Pay Underlying Reference: Japan Tobacco Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	16,009	3	—	3
Morgan Stanley, Pay Underlying Reference: KDDI Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	10,494	(6)	—	(6)
Morgan Stanley, Pay Underlying Reference: Link And Motivation Monthly, Receive Variable (5.721)% (1M JPY LIBOR + (5.63)%) Monthly, 1/20/20	8,910	4	—	4
Morgan Stanley, Pay Underlying Reference: Mitsubishi Estate Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	4,534	—	—	—
Morgan Stanley, Pay Underlying Reference: Nidec Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	36,432	—	—	—
Morgan Stanley, Pay Underlying Reference: Nippon Steel Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	18,814	5	—	5
Morgan Stanley, Pay Underlying Reference: Seven & i Holdings Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	14,733	1	—	1
Morgan Stanley, Pay Underlying Reference: Sysmex Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	8,320	1	—	1
Morgan Stanley, Pay Underlying Reference: Takeda Pharmaceutical Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	7,271	3	—	3
Morgan Stanley, Receive Underlying Reference: Benesse Holdings Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	7,650	—	—	—
Morgan Stanley, Receive Underlying Reference: CyberAgent Monthly, Pay Variable 0.55% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	3,093	—	—	—
Morgan Stanley, Receive Underlying Reference: Daiichi Sankyo Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	7,968	2	—	2

Morgan Stanley, Receive Underlying Reference: Daiichi Sankyo Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.70%) Monthly, 1/20/20	47,808	14	–	14
Morgan Stanley, Receive Underlying Reference: Daikin Industries Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	22,703	12	–	12
Morgan Stanley, Receive Underlying Reference: FANUC Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	21,580	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Heiwa Real Estate Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	7,024	4	–	4
Morgan Stanley, Receive Underlying Reference: Hitachi Metals Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	20,212	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Mercari Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	17,888	3	–	3
Morgan Stanley, Receive Underlying Reference: Mercari Monthly, Pay Variable 0.55% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	3,388	–	–	–
Morgan Stanley, Receive Underlying Reference: NTT DOCOMO Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	6,914	3	–	3
Morgan Stanley, Receive Underlying Reference: Outsourcing Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	7,280	–	–	–
Morgan Stanley, Receive Underlying Reference: Panasonic Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	84,293	–	–	–
Morgan Stanley, Receive Underlying Reference: Pigeon Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	6,045	1	–	1
Morgan Stanley, Receive Underlying Reference: Shiseido Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	9,782	6	–	6
Morgan Stanley, Receive Underlying Reference: Sompo Holdings Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	5,914	(1)	–	(1)

Morgan Stanley, Receive Underlying Reference: Tokyo Electron Monthly, Pay Variable 0.449% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	14,465	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Welcia Holdings Monthly, Pay Variable 0.55% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	6,018	1	—	1
Morgan Stanley, Receive Underlying Reference: Yume No Machi Souzou Iinkai Monthly, Pay Variable 0.459% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	4,866	1	—	1
Morgan Stanley, Receive Underlying Reference: Yume No Machi Souzou Iinkai Monthly, Pay Variable 0.55% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	3,217	1	—	1
UBS Securities, Pay Underlying Reference: Eisai Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	55,280	9	—	9
UBS Securities, Pay Underlying Reference: FamilyMart UNY Holdings Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	8,176	(1)	—	(1)
UBS Securities, Pay Underlying Reference: Hirose Electric Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	21,403	(4)	—	(4)
UBS Securities, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.441)% (1M JPY LIBOR + (0.35)%) Monthly, 1/20/20	6,238	—	—	—
UBS Securities, Pay Underlying Reference: Kao Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	10,958	(1)	—	(1)
UBS Securities, Pay Underlying Reference: MS&AD Insurance Group Holdings Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	5,819	—	—	—
UBS Securities, Pay Underlying Reference: Nidec Monthly, Receive Variable (0.491)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	9,504	—	—	—

UBS Securities, Receive Underlying Reference: Yume No Machi Souzou Iinkai Monthly, Pay Variable 0.259% (1M JPY LIBOR + 0.35%) Monthly, 1/20/20	5,839	–	–	–
Total Japan			–	83
Jersey (0.0)%				
Citibank, Pay Underlying Reference: Ferguson Monthly, Receive Variable 0.384% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	256	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Ferguson Monthly, Receive Variable 0.334% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	67	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Aptiv Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	152	(7)	–	(7)
Total Jersey			–	(10)
Liberia 0.0%				
Goldman Sachs, Receive Underlying Reference: Royal Caribbean Cruises Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Total Liberia			–	–
Luxembourg (0.0)%				
Citibank, Receive Underlying Reference: ADO Properties Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	53	–	–	–
Citibank, Receive Underlying Reference: Ardagh Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–

JPMorgan Chase, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	37	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Ardagh Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Total Luxembourg			–	(3)
Marshall Islands (0.0)%				
JPMorgan Chase, Pay Underlying Reference: Scorpio Bulkers Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Scorpio Bulkers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(2)	–	(2)
Total Marshall Islands			–	(3)
Netherlands 0.0%				
Citibank, Receive Underlying Reference: ASML Holding Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	130	8	–	8
Goldman Sachs, Pay Underlying Reference: ING Groep Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	76	1	–	1
Goldman Sachs, Pay Underlying Reference: Wright Medical Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	–	–	–
Morgan Stanley, Pay Underlying Reference: ING Groep Monthly, Receive Variable (0.767)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	170	2	–	2

UBS Securities, Receive Underlying Reference: Yara International Monthly, Pay Variable 1.62% (1M NOK NIBOR + 0.35%) Monthly, 1/17/20	788	6	–	6
Total Norway			–	**6**
Portugal 0.0%				
Morgan Stanley, Receive Underlying Reference: Galp Energia SGPS Monthly, Pay Variable 0.183% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	311	12	–	12
Total Portugal			–	**12**
Puerto Rico 0.0%				
Citibank, Receive Underlying Reference: EVERTEC Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Citibank, Receive Underlying Reference: Popular Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	1	–	1
Citibank, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	–	–	–
Goldman Sachs, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: EVERTEC Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	1	–	1

JPMorgan Chase, Receive Underlying Reference: OFG Bancorp Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	18	1	—	1
JPMorgan Chase, Receive Underlying Reference: Popular Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	10	1	—	1
Morgan Stanley, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Popular Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	1	—	1
Morgan Stanley, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Total Puerto Rico			—	4
Russia (0.0)%				
Goldman Sachs, Receive Underlying Reference: Sberbank of Russia, ADR Monthly, Pay Variable 3.174% (1M USD LIBOR + 0.75%) Monthly, 1/17/20	15	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Sberbank of Russia, ADR Monthly, Pay Variable 3.024% (1M USD LIBOR + 0.55%) Monthly, 1/17/20	45	(2)	—	(2)
UBS Securities, Receive Underlying Reference: Sberbank of Russia, ADR Monthly, Pay Variable 3.224% (1M USD LIBOR + 0.75%) Monthly, 1/17/20	30	(2)	—	(2)
Total Russia			—	(5)
South Korea (0.0)%				
UBS Securities, Receive Underlying Reference: Samsung Electronics Monthly, Pay Variable 2.974% (1M USD LIBOR + 0.50%) Monthly, 1/17/20	124	(7)	—	(7)

UBS Securities, Receive Underlying Reference: Telefonica Monthly, Pay Variable (0.017)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	189	(1)	–	(1)
Total Spain			–	(7)

Sweden (0.0)%

Morgan Stanley, Pay Underlying Reference: Atlas Copco, B Shares Monthly, Receive Variable (0.559)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	2,744	(22)	–	(22)
Morgan Stanley, Pay Underlying Reference: Skandinaviska Enskilda Banken, Class A Monthly, Receive Variable (0.559)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	807	–	–	–
Morgan Stanley, Receive Underlying Reference: Assa Abloy, Class B Monthly, Pay Variable 0.391% (1M SEK STIBOR + 0.55%) Monthly, 1/17/20	1,822	–	–	–
UBS Securities, Pay Underlying Reference: Atlas Copco, B Shares Monthly, Receive Variable (0.559)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	719	(6)	–	(6)
UBS Securities, Receive Underlying Reference: Epiroc, Class B Monthly, Pay Variable 0.191% (1M SEK STIBOR + 0.35%) Monthly, 1/17/20	1,051	2	–	2
UBS Securities, Receive Underlying Reference: Hexagon Monthly, Pay Variable 0.191% (1M SEK STIBOR + 0.35%) Monthly, 1/17/20	1,565	2	–	2
Total Sweden			–	(24)

Switzerland (0.0)%

Citibank, Pay Underlying Reference: Credit Suisse Group Monthly, Receive Variable (1.137)% (1M CHF LIBOR + (0.35)%) Monthly, 1/17/20	96	(4)	–	(4)
Citibank, Pay Underlying Reference: SGS Monthly, Receive Variable (1.137)% (1M CHF LIBOR + (0.35)%) Monthly, 1/17/20	672	(21)	–	(21)

Citibank, Receive Underlying Reference: Cie Financiere Richemont Monthly, Pay Variable (0.437)% (1M CHF LIBOR + 0.35%) Monthly, 1/17/20	257	7	—	7
Citibank, Receive Underlying Reference: Novartis Monthly, Pay Variable (0.437)% (1M CHF LIBOR + 0.35%) Monthly, 1/17/20	190	5	—	5
Citibank, Receive Underlying Reference: Roche Holding Monthly, Pay Variable (0.437)% (1M CHF LIBOR + 0.35%) Monthly, 1/17/20	147	—	—	—
Goldman Sachs, Pay Underlying Reference: TE Connectivity Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	160	(15)	—	(15)
Goldman Sachs, Receive Underlying Reference: Julius Baer Group Monthly, Pay Variable (0.387)% (1M CHF LIBOR + 0.40%) Monthly, 1/17/20	115	7	—	7
JPMorgan Chase, Pay Underlying Reference: TE Connectivity Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	227	(21)	—	(21)
Morgan Stanley, Receive Underlying Reference: Chubb Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	2	—	2
Morgan Stanley, Receive Underlying Reference: Cie Financiere Richemont Monthly, Pay Variable (0.237)% (1M CHF LIBOR + 0.55%) Monthly, 1/17/20	86	2	—	2
Morgan Stanley, Receive Underlying Reference: Roche Holding Monthly, Pay Variable (0.237)% (1M CHF LIBOR + 0.55%) Monthly, 1/17/20	173	—	—	—
UBS Securities, Receive Underlying Reference: Roche Holding Monthly, Pay Variable (0.437)% (1M CHF LIBOR + 0.35%) Monthly, 1/17/20	167	—	—	—
Total Switzerland			—	(38)
United Kingdom (0.0)%				
Citibank, Pay Underlying Reference: Aviva Monthly, Receive Variable 0.384% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	518	(17)	—	(17)

Citibank, Pay Underlying Reference: Gates Industrial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	131	2	–	2
Citibank, Pay Underlying Reference: Informa Monthly, Receive Variable 0.384% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	122	(2)	–	(2)
Citibank, Pay Underlying Reference: Royal Dutch Shell, A Shares Monthly, Receive Variable 0.384% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	285	3	–	3
Citibank, Receive Underlying Reference: British American Tobacco Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	209	(12)	–	(12)
Citibank, Receive Underlying Reference: Derwent London Monthly, Pay Variable 1.082% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	102	3	–	3
Citibank, Receive Underlying Reference: iPath Bloomberg Coffee Subindex Total Return ETN Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	105	–	–	–
Citibank, Receive Underlying Reference: London Stock Exchange Group Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	85	3	–	3
Citibank, Receive Underlying Reference: Prudential Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	112	3	–	3
Citibank, Receive Underlying Reference: Reckitt Benckiser Group Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	60	6	–	6
Citibank, Receive Underlying Reference: RSA Insurance Group Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	95	1	–	1
Citibank, Receive Underlying Reference: Smiths Group Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	86	–	–	–
Citibank, Receive Underlying Reference: Travis Perkins Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	124	(4)	–	(4)

UBS Securities, Receive Underlying Reference: BP Monthly, Pay Variable 1.084% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	35	(1)	—	(1)
Total United Kingdom			—	**(43)**
United States (0.1)%				
Bank of America N.A., Pay Underlying Reference: Apartment Investment & Management, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	114	3	—	3
Bank of America N.A., Pay Underlying Reference: Ciena Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	108	—	—	—
Bank of America N.A., Pay Underlying Reference: Coty, Class A Monthly, Receive Variable 1.001% (1M USD LIBOR + (1.473)%) Monthly, 1/17/20	380	13	—	13
Bank of America N.A., Pay Underlying Reference: Duke Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	156	(1)	—	(1)
Bank of America N.A., Pay Underlying Reference: FMC Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	328	4	—	4
Bank of America N.A., Pay Underlying Reference: Humana Monthly, Receive Variable 2.079% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	79	(1)	—	(1)
Bank of America N.A., Pay Underlying Reference: Humana Monthly, Receive Variable 2.081% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	81	(4)	—	(4)
Bank of America N.A., Pay Underlying Reference: Merck Monthly, Receive Variable 2.077% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	659	(37)	—	(37)

Bank of America N.A., Pay Underlying Reference: Merck Monthly, Receive Variable 2.079% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	(2)	—	(2)
Bank of America N.A., Pay Underlying Reference: Southwest Airlines Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	106	(4)	—	(4)
Bank of America N.A., Pay Underlying Reference: Southwest Airlines Monthly, Receive Variable 2.087% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	54	(2)	—	(2)
Bank of America N.A., Pay Underlying Reference: UDR Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	158	3	—	3
Bank of America N.A., Pay Underlying Reference: UnitedHealth Group Monthly, Receive Variable 2.081% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	163	(7)	—	(7)
Bank of America N.A., Pay Underlying Reference: ViaSat Monthly, Receive Variable 1.605% (1M USD LIBOR + (0.869)%) Monthly, 1/17/20	87	(4)	—	(4)
Bank of America N.A., Pay Underlying Reference: ViaSat Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(1)	—	(1)
Bank of America N.A., Receive Underlying Reference: Applied Materials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	86	2	—	2
Bank of America N.A., Receive Underlying Reference: Avery Dennison Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	400	(19)	—	(19)
Bank of America N.A., Receive Underlying Reference: Cognizant Technology Solutions, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	553	(10)	—	(10)

Bank of America N.A., Receive Underlying Reference: Dow Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	674	(13)	–	(13)
Bank of America N.A., Receive Underlying Reference: FleetCor Technologies Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	125	4	–	4
Bank of America N.A., Receive Underlying Reference: JB Hunt Transport Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	111	(11)	–	(11)
Bank of America N.A., Receive Underlying Reference: Micron Technology Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Bank of America N.A., Receive Underlying Reference: Monolithic Power Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	121	3	–	3
Bank of America N.A., Receive Underlying Reference: Pioneer Natural Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	117	(1)	–	(1)
Bank of America N.A., Receive Underlying Reference: Targa Resources Monthly, Pay Variable 2.881% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	40	–	–	–
Bank of America N.A., Receive Underlying Reference: Xilinx Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	159	(17)	–	(17)
Citibank, Pay Underlying Reference: 2U Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	2	–	2
Citibank, Pay Underlying Reference: AAON Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	44	(2)	–	(2)
Citibank, Pay Underlying Reference: Abercrombie & Fitch, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	108	(12)	–	(12)

Citibank, Pay Underlying Reference: ABM Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(2)	—	(2)
Citibank, Pay Underlying Reference: Air Lease Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(1)	—	(1)
Citibank, Pay Underlying Reference: AK Steel Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—
Citibank, Pay Underlying Reference: Allegiant Travel Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	(3)	—	(3)
Citibank, Pay Underlying Reference: AMERCO Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	—	—	—
Citibank, Pay Underlying Reference: American Eagle Outfitters Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	121	(11)	—	(11)
Citibank, Pay Underlying Reference: American Financial Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	56	(3)	—	(3)
Citibank, Pay Underlying Reference: American States Water Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Andersons Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	—	—	—
Citibank, Pay Underlying Reference: Apache Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	2	—	2
Citibank, Pay Underlying Reference: Argan Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	1	—	1
Citibank, Pay Underlying Reference: Astec Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—

Citibank, Pay Underlying Reference: At Home Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: Atlas Air Worldwide Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	1	–	1
Citibank, Pay Underlying Reference: Atmos Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	–	–	–
Citibank, Pay Underlying Reference: AutoNation Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	(2)	–	(2)
Citibank, Pay Underlying Reference: Axogen Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(2)	–	(2)
Citibank, Pay Underlying Reference: Axos Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	(1)	–	(1)
Citibank, Pay Underlying Reference: BancFirst Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	(1)	–	(1)
Citibank, Pay Underlying Reference: Bank of Hawaii Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	–	–	–
Citibank, Pay Underlying Reference: BlackRock Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	260	(18)	–	(18)
Citibank, Pay Underlying Reference: BOK Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	(1)	–	(1)
Citibank, Pay Underlying Reference: Bryn Mawr Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Callaway Golf Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	(1)	–	(1)
Citibank, Pay Underlying Reference: Career Education Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–

Citibank, Pay Underlying Reference: Carter's Monthly, Receive Variable 2.081% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	106	–	–	–
Citibank, Pay Underlying Reference: Casella Waste Systems, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	–	(1)
Citibank, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Citibank, Pay Underlying Reference: Cerus Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	1	–	1
Citibank, Pay Underlying Reference: Chegg Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	–	1
Citibank, Pay Underlying Reference: Children's Place Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	2	–	2
Citibank, Pay Underlying Reference: City Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	44	(1)	–	(1)
Citibank, Pay Underlying Reference: Coeur Mining Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	1	–	1
Citibank, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	(3)	–	(3)
Citibank, Pay Underlying Reference: Commerce Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	54	(1)	–	(1)
Citibank, Pay Underlying Reference: Community Bank System Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	(3)	–	(3)
Citibank, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	–	–	–

Citibank, Pay Underlying Reference: Cray Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	–	–	–
Citibank, Pay Underlying Reference: CSX Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	398	(20)	–	(20)
Citibank, Pay Underlying Reference: Cullen/Frost Bankers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	–	–	–
Citibank, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	–	–	–
Citibank, Pay Underlying Reference: Devon Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	106	1	–	1
Citibank, Pay Underlying Reference: Dolby Laboratories, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Citibank, Pay Underlying Reference: Donaldson Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(1)	–	(1)
Citibank, Pay Underlying Reference: Dril-Quip Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	1	–	1
Citibank, Pay Underlying Reference: Eastman Chemical Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	1	–	1
Citibank, Pay Underlying Reference: eHealth Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	(2)	–	(2)
Citibank, Pay Underlying Reference: Everbridge Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	58	(1)	–	(1)
Citibank, Pay Underlying Reference: FARO Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–

Citibank, Pay Underlying Reference: Ferro Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: First Financial Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Citibank, Pay Underlying Reference: First Financial Bankshares Monthly, Receive Variable 1.924% (1M USD LIBOR + (0.55)%) Monthly, 1/17/20	50	—	—	—
Citibank, Pay Underlying Reference: FirstEnergy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(1)	—	(1)
Citibank, Pay Underlying Reference: Fitbit, Class A Monthly, Receive Variable 1.374% (1M USD LIBOR + (1.10)%) Monthly, 1/17/20	22	1	—	1
Citibank, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	(1)	—	(1)
Citibank, Pay Underlying Reference: Flowserve Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: FMC Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	—	—	—
Citibank, Pay Underlying Reference: Franklin Electric Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	267	12	—	12
Citibank, Pay Underlying Reference: Freshpet Monthly, Receive Variable 1.374% (1M USD LIBOR + (1.10)%) Monthly, 1/17/20	23	(2)	—	(2)
Citibank, Pay Underlying Reference: GATX Monthly, Receive Variable 1.424% (1M USD LIBOR + (1.05)%) Monthly, 1/17/20	46	—	—	—
Citibank, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—

Citibank, Pay Underlying Reference: Gentherm Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	–	–	–
Citibank, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	–	(1)
Citibank, Pay Underlying Reference: Green Plains Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	–	–	–
Citibank, Pay Underlying Reference: Greenbrier Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Citibank, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Citibank, Pay Underlying Reference: Heartland Express Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Hecla Mining Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	1	–	1
Citibank, Pay Underlying Reference: Helix Energy Solutions Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(1)	–	(1)

Citibank, Pay Underlying Reference: Hess Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	57	1	—	1
Citibank, Pay Underlying Reference: Independent Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	3	—	3
Citibank, Pay Underlying Reference: Infinera Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Instructure Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	3	—	3
Citibank, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(1)	—	(1)
Citibank, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Citibank, Pay Underlying Reference: IQVIA Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	400	7	—	7
Citibank, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	—	(1)
Citibank, Pay Underlying Reference: Iridium Communications Monthly, Receive Variable 1.274% (1M USD LIBOR + (1.20)%) Monthly, 1/17/20	47	—	—	—
Citibank, Pay Underlying Reference: Kinsale Capital Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Citibank, Pay Underlying Reference: Knowles Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Citibank, Pay Underlying Reference: Kratos Defense & Security Solutions Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	49	(2)	—	(2)

Citibank, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Citibank, Pay Underlying Reference: LendingTree Monthly, Receive Variable 1.624% (1M USD LIBOR + (0.85)%) Monthly, 1/17/20	27	(2)	—	(2)
Citibank, Pay Underlying Reference: LHC Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Citibank, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Macy's Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	119	5	—	5
Citibank, Pay Underlying Reference: Markel Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(2)	—	(2)
Citibank, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	—	—	—
Citibank, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(1)	—	(1)
Citibank, Pay Underlying Reference: Matador Resources Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	—	1
Citibank, Pay Underlying Reference: Matthews International, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	—	(1)
Citibank, Pay Underlying Reference: Medidata Solutions Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(1)	—	(1)
Citibank, Pay Underlying Reference: Mesa Laboratories Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	—	—	—	—

Citibank, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(3)	–	(3)
Citibank, Pay Underlying Reference: MRC Global Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	1	–	1
Citibank, Pay Underlying Reference: Neenah Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Citibank, Pay Underlying Reference: Neogen Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(2)	–	(2)
Citibank, Pay Underlying Reference: NewMarket Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: NiSource Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	–	–	–
Citibank, Pay Underlying Reference: NN Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	2	–	2
Citibank, Pay Underlying Reference: Northwest Natural Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(1)	–	(1)
Citibank, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Citibank, Pay Underlying Reference: PacWest Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	–	–	–
Citibank, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: PH Glatfelter Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	–	(1)

Citibank, Pay Underlying Reference: PJT Partners, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Plantronics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: PriceSmart Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	1	—	1
Citibank, Pay Underlying Reference: ProAssurance Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: PROS Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	(4)	—	(4)
Citibank, Pay Underlying Reference: Prosperity Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Citibank, Pay Underlying Reference: Proto Labs Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	1	—	1
Citibank, Pay Underlying Reference: Pure Storage Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	—	—	—
Citibank, Pay Underlying Reference: Q2 Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	(2)	—	(2)
Citibank, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Regis Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	1	—	1
Citibank, Pay Underlying Reference: Renasant Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Republic Services Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	(3)	—	(3)

Citibank, Pay Underlying Reference: REV Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	–	(1)
Citibank, Pay Underlying Reference: Ring Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Rogers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Roku Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(2)	–	(2)
Citibank, Pay Underlying Reference: Ryder System Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	–	–	–
Citibank, Pay Underlying Reference: ServisFirst Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	42	1	–	1
Citibank, Pay Underlying Reference: Shake Shack Monthly, Receive Variable 1.074% (1M USD LIBOR + (1.40)%) Monthly, 1/17/20	25	(1)	–	(1)
Citibank, Pay Underlying Reference: Sientra Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(9)	–	(9)
Citibank, Pay Underlying Reference: South State Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(1)	–	(1)
Citibank, Pay Underlying Reference: Southside Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–

Citibank, Pay Underlying Reference: Summit Materials, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	–	(1)
Citibank, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	–	–	–
Citibank, Pay Underlying Reference: Sunrun Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	1	–	1
Citibank, Pay Underlying Reference: SVB Financial Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	161	(8)	–	(8)
Citibank, Pay Underlying Reference: SYNNEX Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	57	–	–	–
Citibank, Pay Underlying Reference: Team Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	–	1
Citibank, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Citibank, Pay Underlying Reference: TFS Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	–	–	–
Citibank, Pay Underlying Reference: TimkenSteel Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Trex Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	44	3	–	3
Citibank, Pay Underlying Reference: Trinity Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	52	4	–	4
Citibank, Pay Underlying Reference: Triumph Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	–	–	–

Citibank, Pay Underlying Reference: Triumph Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
Citibank, Pay Underlying Reference: U.S. Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	188	(13)	–	(13)
Citibank, Pay Underlying Reference: Under Armour, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	50	(2)	–	(2)
Citibank, Pay Underlying Reference: Unifi Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: United Fire Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Citibank, Pay Underlying Reference: United Insurance Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–
Citibank, Pay Underlying Reference: Universal Electronics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Universal Health Services, Class B Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Citibank, Pay Underlying Reference: Viad Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: ViaSat Monthly, Receive Variable 1.124% (1M USD LIBOR + (1.35)%) Monthly, 1/17/20	39	(2)	–	(2)
Citibank, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Vocera Communications Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–

Citibank, Pay Underlying Reference: Wabtec Monthly, Receive Variable 1.724% (1M USD LIBOR + (0.75)%) Monthly, 1/17/20	20	–	–	–
Citibank, Pay Underlying Reference: Watsco Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(1)	–	(1)
Citibank, Pay Underlying Reference: WD-40 Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	–	–	–
Citibank, Pay Underlying Reference: Welbilt Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	–	–	–
Citibank, Pay Underlying Reference: World Fuel Services Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	–	–	–
Citibank, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Citibank, Pay Underlying Reference: Xylem Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Aaron's Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: AES Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	(1)	–	(1)
Citibank, Receive Underlying Reference: AGCO Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	59	(1)	–	(1)
Citibank, Receive Underlying Reference: Air Products & Chemicals Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	166	10	–	10
Citibank, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–

Citibank, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	49	–	–	–
Citibank, Receive Underlying Reference: AMC Networks, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	(1)	–	(1)
Citibank, Receive Underlying Reference: Amedisys Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Citibank, Receive Underlying Reference: American Equity Investment Life Holding Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	–	–	–
Citibank, Receive Underlying Reference: American Woodmark Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	54	1	–	1
Citibank, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	367	13	–	13
Citibank, Receive Underlying Reference: Amphenol, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	(2)	–	(2)
Citibank, Receive Underlying Reference: ANI Pharmaceuticals Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: Antero Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Citibank, Receive Underlying Reference: Applied Industrial Technologies Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	–	(1)

Citibank, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: Arrow Electronics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	3	–	3
Citibank, Receive Underlying Reference: AutoZone Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	–	(1)
Citibank, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Citibank, Receive Underlying Reference: Avnet Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	1	–	1
Citibank, Receive Underlying Reference: Banc of California Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	6	–	6
Citibank, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: Banner Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	(1)	–	(1)
Citibank, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(1)	–	(1)
Citibank, Receive Underlying Reference: Berry Global Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	61	–	–	–
Citibank, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	–	–	–

Citibank, Receive Underlying Reference: Boeing Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	–	–	–
Citibank, Receive Underlying Reference: Boise Cascade Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Boston Private Financial Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Boyd Gaming Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Citibank, Receive Underlying Reference: Cadence Design Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Cardinal Health Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	2	–	2
Citibank, Receive Underlying Reference: Carrizo Oil & Gas Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
Citibank, Receive Underlying Reference: CDW Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	(1)	–	(1)
Citibank, Receive Underlying Reference: Centene Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: CenterPoint Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: CF Industries Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	1	–	1
Citibank, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(4)	–	(4)

Citibank, Receive Underlying Reference: Church & Dwight Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	1	—	1
Citibank, Receive Underlying Reference: Cigna Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	83	(2)	—	(2)
Citibank, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	50	4	—	4
Citibank, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	1	—	1
Citibank, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Citibank, Receive Underlying Reference: Clorox Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	2	—	2
Citibank, Receive Underlying Reference: Columbia Sportswear Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	—	(1)
Citibank, Receive Underlying Reference: Columbus McKinnon Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Citibank, Receive Underlying Reference: Comerica Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	—	—	—
Citibank, Receive Underlying Reference: Comfort Systems USA Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Citibank, Receive Underlying Reference: CorVel Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—

Citibank, Receive Underlying Reference: Crane Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: CSW Industrials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	—	—	—
Citibank, Receive Underlying Reference: Cummins Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	1	—	1
Citibank, Receive Underlying Reference: CVR Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	1	—	1
Citibank, Receive Underlying Reference: Darden Restaurants Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	1	—	1
Citibank, Receive Underlying Reference: Darling Ingredients Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Citibank, Receive Underlying Reference: Dave & Buster's Entertainment Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	6	—	6
Citibank, Receive Underlying Reference: Deckers Outdoor Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: DENTSPLY SIRONA Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	—	—	—
Citibank, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	1	—	1
Citibank, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	—	—	—

Citibank, Receive Underlying Reference: Dover Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: DXC Technology Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	—	—	—
Citibank, Receive Underlying Reference: DXP Enterprises Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: Edgewell Personal Care Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	—	(1)
Citibank, Receive Underlying Reference: EQT Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	(3)	—	(3)
Citibank, Receive Underlying Reference: Euronet Worldwide Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	1	—	1
Citibank, Receive Underlying Reference: Exact Sciences Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	95	4	—	4
Citibank, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Citibank, Receive Underlying Reference: Expedia Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Citibank, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—

Citibank, Receive Underlying Reference: First Horizon National Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	1	–	1
Citibank, Receive Underlying Reference: First Midwest Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Flushing Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Foundation Building Materials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	1	–	1
Citibank, Receive Underlying Reference: Fulton Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	1	–	1
Citibank, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	(2)	–	(2)
Citibank, Receive Underlying Reference: Halliburton Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	132	(13)	–	(13)
Citibank, Receive Underlying Reference: Harsco Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	1	–	1
Citibank, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Citibank, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Citibank, Receive Underlying Reference: Huntsman Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	51	(5)	–	(5)
Citibank, Receive Underlying Reference: Innospec Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	–	–	–

Citibank, Receive Underlying Reference: Insight Enterprises Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Citibank, Receive Underlying Reference: Integer Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	–	–	–
Citibank, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: JetBlue Airways Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	3	–	3
Citibank, Receive Underlying Reference: K12 Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	51	(10)	–	(10)
Citibank, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Kearny Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	1	–	1
Citibank, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	(2)	–	(2)
Citibank, Receive Underlying Reference: Kohl's Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	–	–	–
Citibank, Receive Underlying Reference: Korn Ferry Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	(1)	–	(1)
Citibank, Receive Underlying Reference: La-Z-Boy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(1)	–	(1)

Citibank, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Citibank, Receive Underlying Reference: Liberty Oilfield Services, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	80	(5)	–	(5)
Citibank, Receive Underlying Reference: LogMeIn Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: Mammoth Energy Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(2)	–	(2)
Citibank, Receive Underlying Reference: MasTec Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(1)	–	(1)
Citibank, Receive Underlying Reference: Matrix Service Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: McKesson Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Medpace Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Citibank, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	2	–	2
Citibank, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	2	–	2
Citibank, Receive Underlying Reference: NCR Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Citibank, Receive Underlying Reference: NetApp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	51	(2)	–	(2)

Citibank, Receive Underlying Reference: NextEra Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	191	3	—	3
Citibank, Receive Underlying Reference: NextGen Healthcare Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	1	—	1
Citibank, Receive Underlying Reference: NRG Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Citibank, Receive Underlying Reference: OSI Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	1	—	1
Citibank, Receive Underlying Reference: Owens-Illinois Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—
Citibank, Receive Underlying Reference: Paycom Software Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	152	10	—	10
Citibank, Receive Underlying Reference: PC Connection Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Citibank, Receive Underlying Reference: Peapack Gladstone Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	1	—	1
Citibank, Receive Underlying Reference: Pfizer Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	559	(21)	—	(21)
Citibank, Receive Underlying Reference: Pinnacle West Capital Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Citibank, Receive Underlying Reference: Pluralsight, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	65	6	—	6
Citibank, Receive Underlying Reference: Portland General Electric Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	—	—	—

Citibank, Receive Underlying Reference: PRA Health Sciences Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Citibank, Receive Underlying Reference: Progress Software Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	—	—	—
Citibank, Receive Underlying Reference: ProPetro Holding Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	103	(8)	—	(8)
Citibank, Receive Underlying Reference: Public Service Enterprise Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	—	—	—
Citibank, Receive Underlying Reference: Quanta Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Citibank, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Citibank, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(3)	—	(3)
Citibank, Receive Underlying Reference: Raymond James Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	2	—	2
Citibank, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	50	(1)	—	(1)
Citibank, Receive Underlying Reference: Rexnord Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	1	—	1
Citibank, Receive Underlying Reference: Robert Half International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
Citibank, Receive Underlying Reference: RPM International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	409	(2)	—	(2)

Citibank, Receive Underlying Reference: Scientific Games Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	3	—	3
Citibank, Receive Underlying Reference: Sinclair Broadcast Group, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	51	2	—	2
Citibank, Receive Underlying Reference: Southwestern Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(2)	—	(2)
Citibank, Receive Underlying Reference: SPX FLOW Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: Steelcase, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	1	—	1
Citibank, Receive Underlying Reference: SunCoke Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Tech Data Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Citibank, Receive Underlying Reference: Tennant Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Teucrium Sugar Fund Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	118	(1)	—	(1)
Citibank, Receive Underlying Reference: Tribune Publishing Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	(1)	—	(1)
Citibank, Receive Underlying Reference: TrueBlue Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	—	—	—
Citibank, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	—	—	—

Citibank, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	1	—	1
Citibank, Receive Underlying Reference: United States Cellular Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Citibank, Receive Underlying Reference: USANA Health Sciences Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Citibank, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	(2)	—	(2)
Citibank, Receive Underlying Reference: VeriSign Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	167	7	—	7
Citibank, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	—	—	—
Citibank, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Citibank, Receive Underlying Reference: Weight Watchers International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	1	—	1
Citibank, Receive Underlying Reference: WellCare Health Plans Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	(1)	—	(1)
Citibank, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Citibank, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	40	—	—	—
Citibank, Receive Underlying Reference: Westlake Chemical Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	425	(43)	—	(43)

Goldman Sachs, Pay Underlying Reference: 3M Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	99	12	—	12
Goldman Sachs, Pay Underlying Reference: AAON Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Aerovironment Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Air Lease Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	—	—	—
Goldman Sachs, Pay Underlying Reference: Albemarle Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	92	8	—	8
Goldman Sachs, Pay Underlying Reference: AMERCO Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	—	—	—
Goldman Sachs, Pay Underlying Reference: American States Water Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	52	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Andersons Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Goldman Sachs, Pay Underlying Reference: AptarGroup Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	58	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Aqua America Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	(4)	—	(4)
Goldman Sachs, Pay Underlying Reference: Argan Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	2	—	2

Goldman Sachs, Pay Underlying Reference: Atlas Air Worldwide Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Pay Underlying Reference: AutoNation Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	(5)	–	(5)
Goldman Sachs, Pay Underlying Reference: Axon Enterprise Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	49	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Axos Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Bank of Hawaii Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	–	–	–
Goldman Sachs, Pay Underlying Reference: Berkshire Hathaway, Class B Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	57	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Calavo Growers Monthly, Receive Variable 1.904% (1M USD LIBOR + (0.57)%) Monthly, 1/17/20	39	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Centennial Resource Development, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
Goldman Sachs, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Chefs' Warehouse Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	–	–	–
Goldman Sachs, Pay Underlying Reference: Codexis Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–

Goldman Sachs, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Goldman Sachs, Pay Underlying Reference: Commercial Metals Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	54	1	–	1
Goldman Sachs, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Cray Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Dolby Laboratories, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Pay Underlying Reference: Dorman Products Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	2	–	2
Goldman Sachs, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Fastenal Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: FirstEnergy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Fluor Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–

Goldman Sachs, Pay Underlying Reference: FMC Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Forum Energy Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: GATX Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Pay Underlying Reference: German American Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Pay Underlying Reference: Hanover Insurance Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Hasbro Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	67	(11)	–	(11)

Goldman Sachs, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Pay Underlying Reference: HollyFrontier Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	210	3	–	3
Goldman Sachs, Pay Underlying Reference: Hormel Foods Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	201	6	–	6
Goldman Sachs, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: Infinera Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	–	1
Goldman Sachs, Pay Underlying Reference: Instructure Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	1	–	1
Goldman Sachs, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Interpublic Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	84	(4)	–	(4)
Goldman Sachs, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	(1)	–	(1)

Goldman Sachs, Pay Underlying Reference: Kellogg Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	178	(6)	–	(6)
Goldman Sachs, Pay Underlying Reference: Kinsale Capital Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Kirby Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	50	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Knowles Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Pay Underlying Reference: Kohl's Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	105	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Kohl's Monthly, Receive Variable 2.077% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	2	–	2
Goldman Sachs, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	–	–	–
Goldman Sachs, Pay Underlying Reference: Kraft Heinz Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	493	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Kratos Defense & Security Solutions Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Laboratory Corp of America Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	–	–	–
Goldman Sachs, Pay Underlying Reference: Lakeland Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	–	–	–

Goldman Sachs, Pay Underlying Reference: LHC Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	–	–	–
Goldman Sachs, Pay Underlying Reference: Lindsay Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	58	–	–	–
Goldman Sachs, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	44	–	–	–
Goldman Sachs, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	–	–	–
Goldman Sachs, Pay Underlying Reference: Manitowoc Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Markel Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Medicines Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Middlesex Water Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Minerals Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Pay Underlying Reference: MRC Global Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	1	–	1

Goldman Sachs, Pay Underlying Reference: National Instruments Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	47	—	—	—
Goldman Sachs, Pay Underlying Reference: National Research Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: National Vision Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	1	—	1
Goldman Sachs, Pay Underlying Reference: NBT Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Neenah Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: NETGEAR Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	50	4	—	4
Goldman Sachs, Pay Underlying Reference: New Jersey Resources Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	56	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: New York Community Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Pay Underlying Reference: NewMarket Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Goldman Sachs, Pay Underlying Reference: NiSource Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	—	—	—
Goldman Sachs, Pay Underlying Reference: NN Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	—	1
Goldman Sachs, Pay Underlying Reference: Noble Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	46	(1)	—	(1)

Goldman Sachs, Pay Underlying Reference: Nordson Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	56	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Northwest Natural Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: Oil States International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: Okta Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Oracle Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	153	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Goldman Sachs, Pay Underlying Reference: Pacific Premier Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	—	—	—
Goldman Sachs, Pay Underlying Reference: Park National Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Parker-Hannifin Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	192	7	—	7
Goldman Sachs, Pay Underlying Reference: Parsley Energy, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—

Goldman Sachs, Pay Underlying Reference: PetIQ Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	3	—	3
Goldman Sachs, Pay Underlying Reference: Pinnacle Financial Partners Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: Plexus Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	2	—	2
Goldman Sachs, Pay Underlying Reference: PriceSmart Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	—	1
Goldman Sachs, Pay Underlying Reference: PROS Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: Prosperity Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	45	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Proto Labs Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: Quaker Chemical Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Quest Diagnostics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Quotient Technology Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	1	—	1

Goldman Sachs, Pay Underlying Reference: Raven Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Pay Underlying Reference: Regis Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	1	–	1
Goldman Sachs, Pay Underlying Reference: REV Group Monthly, Receive Variable 1.784% (1M USD LIBOR + (0.69)%) Monthly, 1/17/20	17	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Ring Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Pay Underlying Reference: RLI Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	53	(6)	–	(6)
Goldman Sachs, Pay Underlying Reference: Rogers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	52	–	–	–
Goldman Sachs, Pay Underlying Reference: Roku Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Rollins Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	2	–	2
Goldman Sachs, Pay Underlying Reference: Ryder System Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: SEACOR Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Service Corp International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	56	1	–	1

Goldman Sachs, Pay Underlying Reference: ServisFirst Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Goldman Sachs, Pay Underlying Reference: Shake Shack Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Goldman Sachs, Pay Underlying Reference: Sientra Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Simon Property Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	153	9	—	9
Goldman Sachs, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Pay Underlying Reference: Smart Sand Monthly, Receive Variable (1.64)% (1M USD LIBOR + (4.114)%) Monthly, 1/17/20	81	2	—	2
Goldman Sachs, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: Starbucks Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	331	(6)	—	(6)
Goldman Sachs, Pay Underlying Reference: Stericycle Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	—	—	—
Goldman Sachs, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Sunrun Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—

Goldman Sachs, Pay Underlying Reference: Triumph Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	—	—	—
Goldman Sachs, Pay Underlying Reference: Triumph Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Twilio, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: U.S. Ecology Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: U.S. Silica Holdings Monthly, Receive Variable 1.098% (1M USD LIBOR + (1.376)%) Monthly, 1/17/20	37	3	—	3
Goldman Sachs, Pay Underlying Reference: Umpqua Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	—	—	—
Goldman Sachs, Pay Underlying Reference: Under Armour, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Unifi Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Pay Underlying Reference: Universal Health Services, Class B Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: Viad Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Viavi Solutions Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—

Goldman Sachs, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
Goldman Sachs, Pay Underlying Reference: Watsco Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	(3)	–	(3)
Goldman Sachs, Pay Underlying Reference: WD-40 Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	–	–	–
Goldman Sachs, Pay Underlying Reference: Welbilt Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	–	–	–
Goldman Sachs, Pay Underlying Reference: Westrock Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	127	2	–	2
Goldman Sachs, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Goldman Sachs, Pay Underlying Reference: World Fuel Services Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: WR Grace Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	–	–	–
Goldman Sachs, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Yext Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Pay Underlying Reference: Zillow Group, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	2	–	2
Goldman Sachs, Pay Underlying Reference: Zimmer Biomet Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	116	4	–	4

Goldman Sachs, Receive Underlying Reference: Aegion Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: AES Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: AMC Networks, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: American Equity Investment Life Holding Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	1	–	1
Goldman Sachs, Receive Underlying Reference: AmerisourceBergen Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Amphenol, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	481	(21)	–	(21)
Goldman Sachs, Receive Underlying Reference: AngioDynamics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)

Goldman Sachs, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Astronics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: AtriCure Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	71	5	–	5
Goldman Sachs, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Goldman Sachs, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: Boise Cascade Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Carrizo Oil & Gas Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Centene Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Cisco Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–

Goldman Sachs, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Receive Underlying Reference: CNO Financial Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Columbus McKinnon Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: ConocoPhillips Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	–	–	–
Goldman Sachs, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Receive Underlying Reference: Deckers Outdoor Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	1	–	1
Goldman Sachs, Receive Underlying Reference: Devon Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Dollar Tree Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	150	6	–	6

Goldman Sachs, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: East West Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Receive Underlying Reference: Edison International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	58	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: EMCOR Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	2	–	2
Goldman Sachs, Receive Underlying Reference: Encore Capital Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	199	(4)	–	(4)
Goldman Sachs, Receive Underlying Reference: Eversource Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
Goldman Sachs, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Goldman Sachs, Receive Underlying Reference: Expedia Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	1	–	1
Goldman Sachs, Receive Underlying Reference: F5 Networks Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Receive Underlying Reference: Federal Signal Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	–	1
Goldman Sachs, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	1	–	1

Goldman Sachs, Receive Underlying Reference: First Commonwealth Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Flushing Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Fortive Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	206	(4)	–	(4)
Goldman Sachs, Receive Underlying Reference: Forward Air Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Foundation Building Materials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: FutureFuel Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: Genuine Parts Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: GMS Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Gray Television Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: Hawaiian Electric Industries Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	–	–	–
Goldman Sachs, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Goldman Sachs, Receive Underlying Reference: Heidrick & Struggles International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Helmerich & Payne Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Hershey Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	2	—	2
Goldman Sachs, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Hilltop Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	3	—	3
Goldman Sachs, Receive Underlying Reference: Horizon Therapeutics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: IBERIABANK Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: Ingredion Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Insight Enterprises Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—
Goldman Sachs, Receive Underlying Reference: Inter Parfums Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Interactive Brokers Group, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	—	—	—
Goldman Sachs, Receive Underlying Reference: International Paper Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	58	—	—	—

Goldman Sachs, Receive Underlying Reference: International Paper Monthly, Pay Variable 2.887% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	323	16	—	16
Goldman Sachs, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Receive Underlying Reference: Kansas City Southern Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	323	15	—	15
Goldman Sachs, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Kearny Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: KEMET Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	1	—	1
Goldman Sachs, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	1	—	1
Goldman Sachs, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: Kimberly-Clark Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	2	—	2
Goldman Sachs, Receive Underlying Reference: Korn Ferry Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	—	—	—
Goldman Sachs, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Kroger Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Goldman Sachs, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Lantheus Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Goldman Sachs, Receive Underlying Reference: Lincoln National Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Receive Underlying Reference: LogMeIn Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	–	–	–
Goldman Sachs, Receive Underlying Reference: ManpowerGroup Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	1	–	1
Goldman Sachs, Receive Underlying Reference: Masco Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Matrix Service Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: MBIA Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	54	2	–	2
Goldman Sachs, Receive Underlying Reference: McDonald's Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	286	8	–	8
Goldman Sachs, Receive Underlying Reference: McKesson Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	40	–	–	–
Goldman Sachs, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	2	–	2
Goldman Sachs, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	1	–	1

Goldman Sachs, Receive Underlying Reference: Milacron Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	1	—	1
Goldman Sachs, Receive Underlying Reference: Murphy Oil Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: National CineMedia Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: National Fuel Gas Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: National HealthCare Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: NCR Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	—	—	—
Goldman Sachs, Receive Underlying Reference: NetApp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Receive Underlying Reference: NetScout Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	37	1	—	1
Goldman Sachs, Receive Underlying Reference: Newpark Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(5)	—	(5)
Goldman Sachs, Receive Underlying Reference: Nexstar Media Group, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Receive Underlying Reference: NIKE, Class B Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: Northern Trust Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—

Goldman Sachs, Receive Underlying Reference: Nu Skin Enterprises, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: Oshkosh Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	59	2	—	2
Goldman Sachs, Receive Underlying Reference: Owens-Illinois Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	—	—	—
Goldman Sachs, Receive Underlying Reference: Packaging Corp of America Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	—	—	—
Goldman Sachs, Receive Underlying Reference: Packaging Corp of America Monthly, Pay Variable 2.887% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	396	9	—	9
Goldman Sachs, Receive Underlying Reference: Parker-Hannifin Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Patrick Industries Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: PC Connection Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Peapack Gladstone Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: PennyMac Financial Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: Pinnacle West Capital Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	—	—	—

Goldman Sachs, Receive Underlying Reference: Pioneer Natural Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	595	(6)	—	(6)
Goldman Sachs, Receive Underlying Reference: PolyOne Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	(4)	—	(4)
Goldman Sachs, Receive Underlying Reference: Portland General Electric Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	—	—	—
Goldman Sachs, Receive Underlying Reference: Progress Software Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Goldman Sachs, Receive Underlying Reference: Public Service Enterprise Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Raymond James Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Regal Beloit Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	1	—	1
Goldman Sachs, Receive Underlying Reference: Renewable Energy Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—

Goldman Sachs, Receive Underlying Reference: Texas Capital Bancshares Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	58	7	–	7
Goldman Sachs, Receive Underlying Reference: Timken Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	–	–	–
Goldman Sachs, Receive Underlying Reference: Tower International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Tribune Publishing Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: TriState Capital Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	2	–	2
Goldman Sachs, Receive Underlying Reference: TrueBlue Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: TrustCo Bank Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: United Community Banks Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	2	–	2
Goldman Sachs, Receive Underlying Reference: Unitil Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Unum Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	–	–	–

Goldman Sachs, Receive Underlying Reference: USANA Health Sciences Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Goldman Sachs, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	(3)	—	(3)
Goldman Sachs, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: VF Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	1	—	1
Goldman Sachs, Receive Underlying Reference: Vmware, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	96	6	—	6
Goldman Sachs, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: Washington Federal Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	1	—	1
Goldman Sachs, Receive Underlying Reference: Wayfair, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	192	18	—	18
Goldman Sachs, Receive Underlying Reference: Weight Watchers International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	3	—	3
Goldman Sachs, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: Xerox Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	60	(2)	—	(2)

Goldman Sachs, Receive Underlying Reference: Zebra Technologies, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: 3D Systems Monthly, Receive Variable 1.972% (1M USD LIBOR + (0.502)%) Monthly, 1/17/20	43	1	—	1
JPMorgan Chase, Pay Underlying Reference: 8x8 Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	15	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: AAON Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	9	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: AbbVie Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	370	8	—	8
JPMorgan Chase, Pay Underlying Reference: Air Lease Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Albemarle Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	33	3	—	3
JPMorgan Chase, Pay Underlying Reference: Altra Industrial Motion Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	20	(3)	—	(3)
JPMorgan Chase, Pay Underlying Reference: Ameresco, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	55	4	—	4
JPMorgan Chase, Pay Underlying Reference: AmerisourceBergen Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	222	4	—	4
JPMorgan Chase, Pay Underlying Reference: Andersons Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	15	—	—	—
JPMorgan Chase, Pay Underlying Reference: AO Smith Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	50	2	—	2

JPMorgan Chase, Pay Underlying Reference: Cooper-Standard Holdings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	47	4	—	4
JPMorgan Chase, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Pay Underlying Reference: Cray Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	9	—	—	—
JPMorgan Chase, Pay Underlying Reference: Cullen/Frost Bankers Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	17	—	—	—
JPMorgan Chase, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Dolby Laboratories, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Pay Underlying Reference: Dril-Quip Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: DTE Energy Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	462	(4)	—	(4)
JPMorgan Chase, Pay Underlying Reference: Eaton Vance Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	38	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: eHealth Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	1	—	1
JPMorgan Chase, Pay Underlying Reference: El Paso Electric Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	47	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: EnerSys Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	11	—	—	—

JPMorgan Chase, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.674% (1M USD LIBOR + (0.80)%) Monthly, 1/17/20	6	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Evoqua Water Technologies Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Expeditors International of Washington Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	295	(2)	–	(2)
JPMorgan Chase, Pay Underlying Reference: FARO Technologies Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Fastenal Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	16	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Fidelity National Financial Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	52	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: First Interstate BancSystem, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	56	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: First Republic Bank Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	11	–	–	–
JPMorgan Chase, Pay Underlying Reference: FirstEnergy Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	17	–	–	–
JPMorgan Chase, Pay Underlying Reference: Fitbit, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: FLIR Systems Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	50	(3)	–	(3)

JPMorgan Chase, Pay Underlying Reference: Hanover Insurance Group Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	44	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: Hasbro Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	63	(11)	—	(11)
JPMorgan Chase, Pay Underlying Reference: HB Fuller Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	47	1	—	1
JPMorgan Chase, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	17	—	—	—
JPMorgan Chase, Pay Underlying Reference: Hecla Mining Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Henry Schein Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	103	(4)	—	(4)
JPMorgan Chase, Pay Underlying Reference: Hershey Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	210	(14)	—	(14)
JPMorgan Chase, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Hewlett Packard Enterprise Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	231	10	—	10
JPMorgan Chase, Pay Underlying Reference: Home BancShares Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	55	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	20	—	—	—

JPMorgan Chase, Pay Underlying Reference: ICF International Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	16	—	—	—
JPMorgan Chase, Pay Underlying Reference: Infinera Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	1	—	1
JPMorgan Chase, Pay Underlying Reference: Intel Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	458	43	—	43
JPMorgan Chase, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	165	4	—	4
JPMorgan Chase, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Intra-Cellular Therapies Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Iridium Communications Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: Knowles Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: L Brands Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	137	(2)	—	(2)

JPMorgan Chase, Pay Underlying Reference: Laureate Education, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	21	—	—	—
JPMorgan Chase, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	19	1	—	1
JPMorgan Chase, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Lowe's Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	181	6	—	6
JPMorgan Chase, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	335	(16)	—	(16)
JPMorgan Chase, Pay Underlying Reference: Matson Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: McKesson Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	165	(3)	—	(3)
JPMorgan Chase, Pay Underlying Reference: Medicines Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	8	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Mesa Laboratories Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	53	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 1.574% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	14	(1)	—	(1)

JPMorgan Chase, Pay Underlying Reference: Parsley Energy, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Pay Underlying Reference: PetIQ Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	23	3	—	3
JPMorgan Chase, Pay Underlying Reference: PH Glatfelter Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	27	(3)	—	(3)
JPMorgan Chase, Pay Underlying Reference: PJT Partners, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	18	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Plantronics Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	38	—	—	—
JPMorgan Chase, Pay Underlying Reference: PROS Holdings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	10	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: Proto Labs Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	15	—	—	—
JPMorgan Chase, Pay Underlying Reference: Pure Storage Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	29	—	—	—
JPMorgan Chase, Pay Underlying Reference: Q2 Holdings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Quest Diagnostics Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: RBC Bearings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	56	(3)	—	(3)

JPMorgan Chase, Pay Underlying Reference: Renasant Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Republic Services Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	334	(16)	–	(16)
JPMorgan Chase, Pay Underlying Reference: RLI Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Pay Underlying Reference: Roku Monthly, Receive Variable 1.574% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	19	(2)	–	(2)
JPMorgan Chase, Pay Underlying Reference: Sanderson Farms Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Pay Underlying Reference: Schnitzer Steel Industries, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	26	1	–	1
JPMorgan Chase, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Simpson Manufacturing Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	28	–	–	–
JPMorgan Chase, Pay Underlying Reference: SkyWest Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	17	(6)	–	(6)
JPMorgan Chase, Pay Underlying Reference: Sotheby's Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	59	2	–	2

JPMorgan Chase, Pay Underlying Reference: South Jersey Industries Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	59	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: South State Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	13	—	—	—
JPMorgan Chase, Pay Underlying Reference: Stanley Black & Decker Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	32	—	—	—
JPMorgan Chase, Pay Underlying Reference: Stericycle Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	16	—	—	—
JPMorgan Chase, Pay Underlying Reference: Stock Yards Bancorp Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Pay Underlying Reference: Titan International Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: TPI Composites Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Trimble Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	27	—	—	—
JPMorgan Chase, Pay Underlying Reference: Triumph Bancorp Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—

JPMorgan Chase, Pay Underlying Reference: Verizon Communications Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	165	4	—	4
JPMorgan Chase, Pay Underlying Reference: ViaSat Monthly, Receive Variable 1.882% (1M USD LIBOR + (0.592)%) Monthly, 1/17/20	14	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Viavi Solutions Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Vicor Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	18	(4)	—	(4)
JPMorgan Chase, Pay Underlying Reference: ViewRay Monthly, Receive Variable 0.772% (1M USD LIBOR + (1.702)%) Monthly, 1/17/20	9	1	—	1
JPMorgan Chase, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	23	—	—	—
JPMorgan Chase, Pay Underlying Reference: Vocera Communications Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Vonage Holdings Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	17	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	387	(13)	—	(13)
JPMorgan Chase, Pay Underlying Reference: Wabtec Monthly, Receive Variable 1.942% (1M USD LIBOR + (0.532)%) Monthly, 1/17/20	36	1	—	1
JPMorgan Chase, Pay Underlying Reference: Watsco Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—

JPMorgan Chase, Pay Underlying Reference: Weis Markets Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Welbilt Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	25	—	—	—
JPMorgan Chase, Pay Underlying Reference: Xylem Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	39	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Yext Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Zillow Group, Class A Monthly, Receive Variable 2.024% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	13	1	—	1
JPMorgan Chase, Receive Underlying Reference: AES Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	10	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Receive Underlying Reference: Amedisys Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	38	—	—	—
JPMorgan Chase, Receive Underlying Reference: American Equity Investment Life Holding Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Receive Underlying Reference: AngioDynamics Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	(1)	—	(1)

JPMorgan Chase, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	1	–	1
JPMorgan Chase, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: AXA Equitable Holdings Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	109	2	–	2
JPMorgan Chase, Receive Underlying Reference: Bancorp Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	1	–	1
JPMorgan Chase, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	18	–	–	–
JPMorgan Chase, Receive Underlying Reference: BWX Technologies Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	87	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: C&J Energy Services Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Cadence Design Systems Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	30	2	–	2

JPMorgan Chase, Receive Underlying Reference: Carvana Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	96	11	–	11
JPMorgan Chase, Receive Underlying Reference: Cboe Global Markets Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	231	9	–	9
JPMorgan Chase, Receive Underlying Reference: CDW Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	37	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Celanese Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	32	1	–	1
JPMorgan Chase, Receive Underlying Reference: CenterPoint Energy Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	56	1	–	1
JPMorgan Chase, Receive Underlying Reference: CF Industries Holdings Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	–	–	–	–
JPMorgan Chase, Receive Underlying Reference: Charles River Laboratories International Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	29	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Charles Schwab Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	204	3	–	3
JPMorgan Chase, Receive Underlying Reference: Chemours Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	44	(5)	–	(5)
JPMorgan Chase, Receive Underlying Reference: Ciena Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	–	–	–

JPMorgan Chase, Receive Underlying Reference: Cisco Systems Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	25	—	—	—
JPMorgan Chase, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	29	—	—	—
JPMorgan Chase, Receive Underlying Reference: Comcast, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	135	5	—	5
JPMorgan Chase, Receive Underlying Reference: Conagra Brands Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	500	15	—	15
JPMorgan Chase, Receive Underlying Reference: Consolidated Communications Holdings Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	13	(7)	—	(7)
JPMorgan Chase, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Receive Underlying Reference: Cummins Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	52	—	—	—
JPMorgan Chase, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: CVR Energy Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—

JPMorgan Chase, Receive Underlying Reference: CVS Health Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	63	1	—	1
JPMorgan Chase, Receive Underlying Reference: Dave & Buster's Entertainment Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	17	3	—	3
JPMorgan Chase, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: DXC Technology Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Receive Underlying Reference: EchoStar, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Edgewell Personal Care Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	39	(3)	—	(3)
JPMorgan Chase, Receive Underlying Reference: EnPro Industries Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	50	2	—	2
JPMorgan Chase, Receive Underlying Reference: Ensign Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: Entergy Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	228	4	—	4
JPMorgan Chase, Receive Underlying Reference: Evercore, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	57	2	—	2

JPMorgan Chase, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	36	–	–	–
JPMorgan Chase, Receive Underlying Reference: Expeditors International of Washington Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	59	–	–	–
JPMorgan Chase, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	28	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: FleetCor Technologies Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	28	1	–	1
JPMorgan Chase, Receive Underlying Reference: Flushing Financial Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	13	–	–	–
JPMorgan Chase, Receive Underlying Reference: Foot Locker Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	28	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	–	–	–
JPMorgan Chase, Receive Underlying Reference: FutureFuel Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	34	–	–	–

JPMorgan Chase, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: GMS Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	1	–	1
JPMorgan Chase, Receive Underlying Reference: Great Lakes Dredge & Dock Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	24	2	–	2
JPMorgan Chase, Receive Underlying Reference: Great Southern Bancorp Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Hanesbrands Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	21	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Harsco Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	32	1	–	1
JPMorgan Chase, Receive Underlying Reference: Hawaiian Electric Industries Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	18	–	–	–
JPMorgan Chase, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	19	1	–	1
JPMorgan Chase, Receive Underlying Reference: Heidrick & Struggles International Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	47	(6)	–	(6)
JPMorgan Chase, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	25	–	–	–
JPMorgan Chase, Receive Underlying Reference: HollyFrontier Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	12	–	–	–

JPMorgan Chase, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	197	1	—	1
JPMorgan Chase, Receive Underlying Reference: K12 Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	18	(2)	—	(2)
JPMorgan Chase, Receive Underlying Reference: KEMET Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	45	2	—	2
JPMorgan Chase, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Receive Underlying Reference: Kimberly-Clark Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	285	12	—	12
JPMorgan Chase, Receive Underlying Reference: Korn Ferry Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Receive Underlying Reference: Kroger Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	186	1	—	1
JPMorgan Chase, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	30	—	—	—

JPMorgan Chase, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	1	—	1
JPMorgan Chase, Receive Underlying Reference: Motorola Solutions Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	166	1	—	1
JPMorgan Chase, Receive Underlying Reference: National CineMedia Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	29	(3)	—	(3)
JPMorgan Chase, Receive Underlying Reference: National HealthCare Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	31	1	—	1
JPMorgan Chase, Receive Underlying Reference: NCI Building Systems Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Receive Underlying Reference: Netflix Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	53	3	—	3
JPMorgan Chase, Receive Underlying Reference: Nevro Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	94	(7)	—	(7)
JPMorgan Chase, Receive Underlying Reference: Nexstar Media Group, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	44	—	—	—
JPMorgan Chase, Receive Underlying Reference: NextGen Healthcare Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: O'Reilly Automotive Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	28	(2)	—	(2)
JPMorgan Chase, Receive Underlying Reference: Olin Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	23	(3)	—	(3)

JPMorgan Chase, Receive Underlying Reference: Quad/Graphics Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: QUALCOMM Monthly, Pay Variable 2.881% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	85	–	–	–
JPMorgan Chase, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: RadNet Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Ralph Lauren Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	40	1	–	1
JPMorgan Chase, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Rexnord Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: Ruth's Hospitality Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	26	1	–	1
JPMorgan Chase, Receive Underlying Reference: Scientific Games Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–

JPMorgan Chase, Receive Underlying Reference: SeaWorld Entertainment Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Receive Underlying Reference: Sinclair Broadcast Group, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: Skechers U.S.A., Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	10	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Sleep Number Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	28	(8)	–	(8)
JPMorgan Chase, Receive Underlying Reference: Southwestern Energy Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Spirit AeroSystems Holdings, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	48	–	–	–
JPMorgan Chase, Receive Underlying Reference: SPX FLOW Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	31	1	–	1
JPMorgan Chase, Receive Underlying Reference: Stamps.com Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	33	4	–	4
JPMorgan Chase, Receive Underlying Reference: State Street Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	45	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: SunCoke Energy Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	4	–	–	–

JPMorgan Chase, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Viacom, Class B Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Receive Underlying Reference: WageWorks Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	35	6	–	6
JPMorgan Chase, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	23	–	–	–
JPMorgan Chase, Receive Underlying Reference: WellCare Health Plans Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Wells Fargo Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	228	8	–	8
JPMorgan Chase, Receive Underlying Reference: Wendy's Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	29	–	–	–
JPMorgan Chase, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	40	1	–	1
JPMorgan Chase, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–

JPMorgan Chase, Receive Underlying Reference: Westlake Chemical Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Zebra Technologies, Class A Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	49	(4)	–	(4)
JPMorgan Chase, Receive Underlying Reference: Zions Bancorp Monthly, Pay Variable 2.824% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	56	2	–	2
Morgan Stanley, Pay Underlying Reference: 3D Systems Monthly, Receive Variable 1.074% (1M USD LIBOR + (1.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: 3M Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	95	12	–	12
Morgan Stanley, Pay Underlying Reference: Addus HomeCare Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Alliant Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	59	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Alta Mesa Resources, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Morgan Stanley, Pay Underlying Reference: AMC Networks, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	108	4	–	4
Morgan Stanley, Pay Underlying Reference: AMERCO Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–

Morgan Stanley, Pay Underlying Reference: American Airlines Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	234	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: American Water Works Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	58	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Antero Resources Monthly, Receive Variable 2.083% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	–	1
Morgan Stanley, Pay Underlying Reference: Antero Resources Monthly, Receive Variable 2.087% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	50	6	–	6
Morgan Stanley, Pay Underlying Reference: AO Smith Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	211	11	–	11
Morgan Stanley, Pay Underlying Reference: Ashland Global Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: At Home Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Atmos Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Pay Underlying Reference: BancorpSouth Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	56	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Bank of New York Mellon Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	298	16	–	16
Morgan Stanley, Pay Underlying Reference: Bristol-Myers Squibb Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	230	–	–	–

Morgan Stanley, Pay Underlying Reference: Cactus, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Caleres Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Cantel Medical Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Morgan Stanley, Pay Underlying Reference: Caterpillar Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	60	–	–	–
Morgan Stanley, Pay Underlying Reference: Centennial Resource Development, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Pay Underlying Reference: Central Garden & Pet, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: Chefs' Warehouse Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	1	–	1
Morgan Stanley, Pay Underlying Reference: Codexis Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Pay Underlying Reference: Coeur Mining Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–

Morgan Stanley, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Cracker Barrel Old Country Store Monthly, Receive Variable 0.424% (1M USD LIBOR + (2.05)%) Monthly, 1/17/20	54	(5)	—	(5)
Morgan Stanley, Pay Underlying Reference: Cray Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Deere Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	245	(5)	—	(5)
Morgan Stanley, Pay Underlying Reference: DENTSPLY SIRONA Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	84	—	—	—
Morgan Stanley, Pay Underlying Reference: Diamond Hill Investment Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Discovery, Class A Monthly, Receive Variable 1.704% (1M USD LIBOR + (0.77)%) Monthly, 1/17/20	117	(4)	—	(4)
Morgan Stanley, Pay Underlying Reference: Dolby Laboratories, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	—	—	—
Morgan Stanley, Pay Underlying Reference: Donaldson Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—

Morgan Stanley, Pay Underlying Reference: Eagle Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: Eaton Vance Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Pay Underlying Reference: Element Solutions Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	–	–	–
Morgan Stanley, Pay Underlying Reference: Encompass Health Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Energizer Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	60	–	–	–
Morgan Stanley, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.794% (1M USD LIBOR + (0.68)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: Enterprise Financial Services Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Pay Underlying Reference: EQT Monthly, Receive Variable 2.083% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	–	1
Morgan Stanley, Pay Underlying Reference: EQT Monthly, Receive Variable 2.087% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	49	–	–	–
Morgan Stanley, Pay Underlying Reference: Estee Lauder Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	311	(8)	–	(8)
Morgan Stanley, Pay Underlying Reference: Evoqua Water Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	–	–	–

Morgan Stanley, Pay Underlying Reference: F5 Networks Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	222	14	—	14
Morgan Stanley, Pay Underlying Reference: FARO Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—
Morgan Stanley, Pay Underlying Reference: First Financial Bankshares Monthly, Receive Variable 1.774% (1M USD LIBOR + (0.70)%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Pay Underlying Reference: First Republic Bank Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	46	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: FMC Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: Forum Energy Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: GCI Liberty, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: Gentherm Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—

Morgan Stanley, Pay Underlying Reference: Golden Entertainment Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: Goldman Sachs Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	114	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	–	–	–
Morgan Stanley, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Green Plains Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Pay Underlying Reference: GrubHub Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Hanesbrands Monthly, Receive Variable 2.034% (1M USD LIBOR + (0.44)%) Monthly, 1/17/20	107	3	–	3
Morgan Stanley, Pay Underlying Reference: HB Fuller Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Pay Underlying Reference: Henry Schein Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	(1)	–	(1)

Morgan Stanley, Pay Underlying Reference: HP Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	161	2	—	2
Morgan Stanley, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	—	—	—
Morgan Stanley, Pay Underlying Reference: Independent Bank Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Pay Underlying Reference: Infinera Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	—	1
Morgan Stanley, Pay Underlying Reference: Instructure Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	—	1
Morgan Stanley, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	227	6	—	6
Morgan Stanley, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: Intra-Cellular Therapies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Morgan Stanley, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Knowles Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—

Morgan Stanley, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Laureate Education, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: LendingTree Monthly, Receive Variable 1.764% (1M USD LIBOR + (0.71)%) Monthly, 1/17/20	31	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: LHC Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Pay Underlying Reference: Livent Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	54	6	—	6
Morgan Stanley, Pay Underlying Reference: LivePerson Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Pay Underlying Reference: Lumber Liquidators Holdings Monthly, Receive Variable 1.874% (1M USD LIBOR + (0.60)%) Monthly, 1/17/20	136	(24)	—	(24)
Morgan Stanley, Pay Underlying Reference: Lumentum Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	51	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Markel Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—

Morgan Stanley, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
Morgan Stanley, Pay Underlying Reference: McCormick Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	231	2	–	2
Morgan Stanley, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	–	–	–
Morgan Stanley, Pay Underlying Reference: Mid-America Apartment Communities Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	119	1	–	1
Morgan Stanley, Pay Underlying Reference: Middlesex Water Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	202	(7)	–	(7)
Morgan Stanley, Pay Underlying Reference: Monarch Casino & Resort Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	50	4	–	4
Morgan Stanley, Pay Underlying Reference: MRC Global Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: National Oilwell Varco Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	303	17	–	17
Morgan Stanley, Pay Underlying Reference: National Vision Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	1	–	1
Morgan Stanley, Pay Underlying Reference: Neenah Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–

Morgan Stanley, Pay Underlying Reference: NewMarket Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Pay Underlying Reference: NiSource Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: Nordstrom Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	91	5	–	5
Morgan Stanley, Pay Underlying Reference: Northern Trust Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	286	(13)	–	(13)
Morgan Stanley, Pay Underlying Reference: Northwest Bancshares Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Northwest Natural Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Okta Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Ollie's Bargain Outlet Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	57	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: Par Pacific Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	–	–	–

Morgan Stanley, Pay Underlying Reference: PBF Energy, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Performance Food Group Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
Morgan Stanley, Pay Underlying Reference: PJT Partners, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: PROS Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Prospect Capital Monthly, Receive Variable (0.666)% (1M USD LIBOR + (3.14)%) Monthly, 1/17/20	114	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Proto Labs Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Q2 Holdings Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Quest Diagnostics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: Range Resources Monthly, Receive Variable 2.083% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	—	1
Morgan Stanley, Pay Underlying Reference: Range Resources Monthly, Receive Variable 2.087% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	75	6	—	6

Morgan Stanley, Pay Underlying Reference: Regeneron Pharmaceuticals Monthly, Receive Variable 2.087% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	60	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Regis Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	1	–	1
Morgan Stanley, Pay Underlying Reference: Renasant Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Ribbon Communications Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Pay Underlying Reference: Ring Energy Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Robert Half International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	100	7	–	7
Morgan Stanley, Pay Underlying Reference: Rockwell Automation Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	460	13	–	13
Morgan Stanley, Pay Underlying Reference: Ryder System Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	1	–	1
Morgan Stanley, Pay Underlying Reference: Sanderson Farms Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	51	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: Science Applications International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–
Morgan Stanley, Pay Underlying Reference: Scotts Miracle-Gro Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	50	(2)	–	(2)

Morgan Stanley, Pay Underlying Reference: Seacoast Banking Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Morgan Stanley, Pay Underlying Reference: Shake Shack Monthly, Receive Variable 1.804% (1M USD LIBOR + (0.67)%) Monthly, 1/17/20	21	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: South State Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Southwestern Energy Monthly, Receive Variable 2.083% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	2	—	2
Morgan Stanley, Pay Underlying Reference: Southwestern Energy Monthly, Receive Variable 2.087% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	75	5	—	5
Morgan Stanley, Pay Underlying Reference: Spectrum Brands Holdings Monthly, Receive Variable 1.894% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	57	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	—	—	—
Morgan Stanley, Pay Underlying Reference: Stock Yards Bancorp Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—

Morgan Stanley, Pay Underlying Reference: Summit Materials, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	(4)	—	(4)
Morgan Stanley, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Sunrun Monthly, Receive Variable 1.384% (1M USD LIBOR + (1.09)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Team Monthly, Receive Variable 1.574% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	29	2	—	2
Morgan Stanley, Pay Underlying Reference: TFS Financial Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	—	—	—
Morgan Stanley, Pay Underlying Reference: Tidewater Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	1	—	1
Morgan Stanley, Pay Underlying Reference: TimkenSteel Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: Titan International Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: TPI Composites Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	51	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Twilio, Class A Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Twitter Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	45	(7)	—	(7)
Morgan Stanley, Pay Underlying Reference: U.S. Foods Holding Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Unifi Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—

Morgan Stanley, Pay Underlying Reference: World Fuel Services Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: WR Grace Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	—	—	—
Morgan Stanley, Pay Underlying Reference: WW Grainger Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	197	15	—	15
Morgan Stanley, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: Zoetis Monthly, Receive Variable 2.074% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	432	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Acacia Communications Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Acuity Brands Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	—	—	—
Morgan Stanley, Receive Underlying Reference: ADT Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	—	—	—
Morgan Stanley, Receive Underlying Reference: AdvanSix Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	—	—	—
Morgan Stanley, Receive Underlying Reference: Aegion Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Receive Underlying Reference: Aerojet Rocketdyne Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	205	5	—	5
Morgan Stanley, Receive Underlying Reference: AES Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—

Morgan Stanley, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	238	7	—	7
Morgan Stanley, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Allscripts Healthcare Solutions Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Receive Underlying Reference: Alphabet, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	227	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Altria Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	195	(10)	—	(10)
Morgan Stanley, Receive Underlying Reference: American International Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	216	8	—	8
Morgan Stanley, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Receive Underlying Reference: AngioDynamics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Applied Materials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	64	2	—	2
Morgan Stanley, Receive Underlying Reference: Applied Materials Monthly, Pay Variable 2.879% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	67	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Aqua America Monthly, Pay Variable 2.877% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	105	4	—	4

Morgan Stanley, Receive Underlying Reference: Aramark Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Arista Networks Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: AtriCure Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	4	–	4
Morgan Stanley, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Receive Underlying Reference: Avnet Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Receive Underlying Reference: AXA Equitable Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	1	–	1
Morgan Stanley, Receive Underlying Reference: Banc of California Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	–	–	–
Morgan Stanley, Receive Underlying Reference: Bank OZK Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Banner Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Morgan Stanley, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: Casa Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–

Morgan Stanley, Receive Underlying Reference: CDK Global Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Receive Underlying Reference: Celanese Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Centene Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Receive Underlying Reference: CF Industries Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	1	–	1
Morgan Stanley, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Chemours Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Chesapeake Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	2	–	2
Morgan Stanley, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Receive Underlying Reference: Columbus McKinnon Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Comfort Systems USA Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(2)	–	(2)

Morgan Stanley, Receive Underlying Reference: Corning Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	59	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: CSW Industrials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	—	—	—
Morgan Stanley, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Deckers Outdoor Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—
Morgan Stanley, Receive Underlying Reference: Delek US Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Dell Technologies, Class C Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	59	3	—	3
Morgan Stanley, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: DISH Network, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	206	5	—	5
Morgan Stanley, Receive Underlying Reference: Domino's Pizza Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	118	5	—	5
Morgan Stanley, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Morgan Stanley, Receive Underlying Reference: DTE Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	59	1	—	1
Morgan Stanley, Receive Underlying Reference: DXC Technology Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Morgan Stanley, Receive Underlying Reference: Edgewell Personal Care Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Electronic Arts Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	173	(6)	—	(6)
Morgan Stanley, Receive Underlying Reference: elf Beauty Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	1	—	1
Morgan Stanley, Receive Underlying Reference: EMCOR Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	4	—	4
Morgan Stanley, Receive Underlying Reference: EnPro Industries Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Ensign Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Morgan Stanley, Receive Underlying Reference: Everi Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: Extraction Oil & Gas Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Facebook, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	40	3	—	3
Morgan Stanley, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—

Morgan Stanley, Receive Underlying Reference: Fifth Third Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.50%) Monthly, 1/17/20	481	29	—	29
Morgan Stanley, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Morgan Stanley, Receive Underlying Reference: First Foundation Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Receive Underlying Reference: Foundation Building Materials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	3	—	3
Morgan Stanley, Receive Underlying Reference: Fulton Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	1	—	1
Morgan Stanley, Receive Underlying Reference: FutureFuel Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: Garrett Motion Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	1	—	1
Morgan Stanley, Receive Underlying Reference: General Electric Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	97	13	—	13
Morgan Stanley, Receive Underlying Reference: Global Brass & Copper Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	—	—	—
Morgan Stanley, Receive Underlying Reference: Global Payments Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	104	6	—	6
Morgan Stanley, Receive Underlying Reference: GMS Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: GrafTech International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	44	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference: Gray Television Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Receive Underlying Reference: Great Southern Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	2	–	2
Morgan Stanley, Receive Underlying Reference: Great Western Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Halliburton Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	464	(45)	–	(45)
Morgan Stanley, Receive Underlying Reference: Harsco Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Hawaiian Electric Industries Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Receive Underlying Reference: Hilton Worldwide Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	–	–	–
Morgan Stanley, Receive Underlying Reference: Hope Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	1	–	1
Morgan Stanley, Receive Underlying Reference: Horizon Therapeutics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–

Morgan Stanley, Receive Underlying Reference: Houghton Mifflin Harcourt Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(4)	—	(4)
Morgan Stanley, Receive Underlying Reference: Howard Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	51	5	—	5
Morgan Stanley, Receive Underlying Reference: Huntsman Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: IBERIABANK Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	59	3	—	3
Morgan Stanley, Receive Underlying Reference: Ingredion Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	—	—	—
Morgan Stanley, Receive Underlying Reference: Integer Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Interactive Brokers Group, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: Investors Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	49	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: ITT Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Morgan Stanley, Receive Underlying Reference: JB Hunt Transport Services Monthly, Pay Variable 2.877% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	88	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: JB Hunt Transport Services Monthly, Pay Variable 2.88% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	50	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference: Johnson & Johnson Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	746	25	—	25
Morgan Stanley, Receive Underlying Reference: Johnson & Johnson Monthly, Pay Variable 2.887% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	208	6	—	6
Morgan Stanley, Receive Underlying Reference: Kadant Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	1	—	1
Morgan Stanley, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	99	(10)	—	(10)
Morgan Stanley, Receive Underlying Reference: KEMET Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Receive Underlying Reference: Keurig Dr Pepper Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	2	—	2
Morgan Stanley, Receive Underlying Reference: Kimberly-Clark Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	1	—	1
Morgan Stanley, Receive Underlying Reference: KKR, Class A Monthly, Pay Variable 3.024% (1M USD LIBOR + 0.55%) Monthly, 1/17/20	127	6	—	6
Morgan Stanley, Receive Underlying Reference: KLA-Tencor Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	143	6	—	6
Morgan Stanley, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: LegacyTexas Financial Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	49	1	—	1
Morgan Stanley, Receive Underlying Reference: Liberty Oilfield Services, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference: Lincoln National Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	2	—	2
Morgan Stanley, Receive Underlying Reference: LogMeIn Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: Mammoth Energy Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Morgan Stanley, Receive Underlying Reference: Mastercard, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	96	6	—	6
Morgan Stanley, Receive Underlying Reference: MBIA Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Receive Underlying Reference: Medpace Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: MGM Resorts International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Receive Underlying Reference: Microchip Technology Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	239	10	—	10
Morgan Stanley, Receive Underlying Reference: Micron Technology Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	150	—	—	—
Morgan Stanley, Receive Underlying Reference: Micron Technology Monthly, Pay Variable 2.879% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	130	10	—	10

Morgan Stanley, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.879% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	52	–	–	–
Morgan Stanley, Receive Underlying Reference: National HealthCare Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Receive Underlying Reference: NCI Building Systems Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: NCR Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: NIKE, Class B Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	169	1	–	1
Morgan Stanley, Receive Underlying Reference: NRG Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Morgan Stanley, Receive Underlying Reference: NVIDIA Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	239	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: NVR Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	144	7	–	7
Morgan Stanley, Receive Underlying Reference: Occidental Petroleum Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	382	(27)	–	(27)
Morgan Stanley, Receive Underlying Reference: Olin Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: PACCAR Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	177	4	–	4
Morgan Stanley, Receive Underlying Reference: Patrick Industries Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–

Morgan Stanley, Receive Underlying Reference: PDC Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	54	–	–	–
Morgan Stanley, Receive Underlying Reference: PNM Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	–	–	–
Morgan Stanley, Receive Underlying Reference: PRA Health Sciences Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Preferred Bank Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	3	–	3
Morgan Stanley, Receive Underlying Reference: Presidio Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Receive Underlying Reference: Progress Software Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Morgan Stanley, Receive Underlying Reference: Quanta Services Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
Morgan Stanley, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	1	–	1
Morgan Stanley, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Rayonier Advanced Materials Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Renewable Energy Group Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	50	2	–	2
Morgan Stanley, Receive Underlying Reference: Robert Half International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(1)	–	(1)

Morgan Stanley, Receive Underlying Reference: Sage Therapeutics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–
Morgan Stanley, Receive Underlying Reference: Scientific Games Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	3	–	3
Morgan Stanley, Receive Underlying Reference: Sealed Air Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	245	1	–	1
Morgan Stanley, Receive Underlying Reference: SeaWorld Entertainment Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	5	–	5
Morgan Stanley, Receive Underlying Reference: Sempra Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	116	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Steel Dynamics Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Stericycle Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	114	1	–	1
Morgan Stanley, Receive Underlying Reference: Sterling Bancorp Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	3	–	3
Morgan Stanley, Receive Underlying Reference: Synovus Financial Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	1	–	1
Morgan Stanley, Receive Underlying Reference: Systemax Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Tableau Software, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	201	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Tech Data Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Terex Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–

Morgan Stanley, Receive Underlying Reference: TriMas Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	1	–	1
Morgan Stanley, Receive Underlying Reference: USANA Health Sciences Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Valvoline Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	–	–	–
Morgan Stanley, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Morgan Stanley, Receive Underlying Reference: ViewRay Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: Visa Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	136	3	–	3
Morgan Stanley, Receive Underlying Reference: Vistra Energy Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	3	–	3
Morgan Stanley, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Receive Underlying Reference: Wayfair, Class A Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	–	1
Morgan Stanley, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.874% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–

FUTURES CONTRACTS

($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 3 CAC40 10 Euro Index contracts	5/19	187	$ 1
Short, 1 DAX Index contracts	6/19	(346)	(24)
Long, 2 Euro BOBL contracts	6/19	298	2
Long, 9 Euro BTP contracts	6/19	1,317	34
Long, 1 Euro BUND contracts	6/19	185	1
Long, 9 Euro BUXL thirty year bond contracts	6/19	1,905	63
Long, 3 Euro OAT contracts	6/19	545	13
Long, 7 FTSE 100 Index contracts	6/19	673	18
Long, 3 FTSE/MIB Index contracts	6/19	361	11
Long, 2 Government of Canada Bonds ten year contracts	6/19	206	3
Long, 16 Government of Japan Bonds ten year contracts	6/19	2,194	3
Long, 5 Hang Seng Index contracts	5/19	939	(5)
Long, 10 Long Gilt contracts	6/19	1,660	8
Short, 4 MSCI Emerging Markets Index contracts	6/19	(216)	(6)
Short, 7 OMXS30 Index contracts	5/19	(123)	(3)
Long, 21 S&P 500 E-Mini Index contracts	6/19	3,096	31
Long, 6 S&P/TSX 60 Index contracts	6/19	890	34
Long, 9 SPI 200 Index contracts	6/19	1,000	20
Short, 4 Tokyo Price Index contracts	6/19	(580)	(5)
Long, 17 U.S. Treasury Long Bonds contracts	6/19	2,507	(19)
Short, 5 U.S. Treasury Notes ten year contracts	6/19	(618)	(4)
Long, 40 U.S. Treasury Notes two year contracts	6/19	8,520	14
Net payments (receipts) of variation margin to date			(197)
Variation margin receivable (payable) on open futures contracts			$ (7)

AFFILIATED COMPANIES

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Dynamic Global Bond Fund - I Class	$ (74)	$ (88)	$ 150
T. Rowe Price Ultra Short-Term Bond Fund - I Class	10	96	347
T. Rowe Price Government Reserve Fund	—	—	114
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$ (64)#	$ 8	$ 611+

Supplementary Investment Schedule

Affiliate	Value 10/31/18	Purchase Cost	Sales Cost	Value 4/30/19
T. Rowe Price Dynamic Global Bond Fund - I Class	$ 10,633	$ 3,205	$ (9,257)	$ 4,493
T. Rowe Price Ultra Short-Term Bond Fund - I Class	23,687	354	—	24,137
T. Rowe Price Government Reserve Fund	11,569	¤	¤	7,951
T. Rowe Price Short-Term Fund	875	¤	¤	1,297
				$ 37,878^

\# Capital gain distributions from mutual funds represented $153 of the net realized gain (loss).

++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.

+ Investment income comprised $611 of dividend income and $0 of interest income.

¤ Purchase and sale information not shown for cash management funds.

^ The cost basis of investments in affiliated companies was $37,891.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund incepted on February 23, 2018. The fund seeks strong long-term risk adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the Multi-Strategy Total Return Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2019, totaled $3,000 for the six months ended April 30, 2019. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2019, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2019, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty, clearinghouse or clearing firm after consideration of collateral, if any. Exchange-traded and centrally cleared derivatives that settle variation margin daily are presented at the variation margin receivable or payable on the reporting date, and exchange-traded options are presented at value.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian.

While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2019, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 12% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 44% of net assets.

Options The fund is subject to interest rate risk, foreign currency exchange rate risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and interest rates and currency values; and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2019, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 31% and 50% of net assets.

Swaps The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended April 30, 2019, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 170% and 188% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt At April 30, 2019, approximately 28% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2019, the value of loaned securities was $1,268,000; the value of cash collateral and related investments was $1,297,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $14,341,000 and $16,509,000, respectively, for the six months ended April 30, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2018, the fund had $3,047,000 of available capital loss carryforwards.

At April 30, 2019, the cost of investments for federal income tax purposes was $60,213,000. Net unrealized gain aggregated $181,000 at period-end, of which $2,663,000 related to appreciated investments and $2,482,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2019, the effective annual group fee rate was 0.29%.

The Investor Class is subject to a contractual expense limitation through the limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2019 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $426,000 remain subject to repayment by the fund at April 30, 2019. To the extent any expenses are waived or reimbursed in accordance with an expense limitation, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously waived/paid by Price Associates during the period, if any, would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2019, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $5,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended April 30, 2019, are as follows:

Total management fee waived was allocated ratably in the amounts of $47,000 and $5,000 for Investor Class and I Class, respectively, for the six months ended April 30, 2019.

As of April 30, 2019, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 4,975,000 shares of the Investor Class, representing 84% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, the fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, the fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-PORT and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor) on behalf of the fund. In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board did not specifically review additional performance information for the fund since it had recently incepted on February 23, 2018. On the basis of the periodic performance information provided to the Board, and factoring in the fund’s relatively limited operating history, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund, in particular, because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Investor Class, Advisor Class, and I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board did not review, and Broadridge did not compile, relative fees and expense data for the fund’s Advisor Class since it had not yet incepted. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 14, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	June 14, 2019